UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — 78.3%(a)
Aerospace & Defense — 1.5%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 3 Month + 2.00%), 2.00%, 5/16/2025(b)(c)	5,689	5,678
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.74%, 10/4/2024(b)	15,646	15,631
Transdigm, Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 5/14/2022(b)	2,690	2,680
TransDigm, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 5.05%, 6/9/2023(b)	15,511	15,471

		39,460

Air Freight & Logistics — 0.4%
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.96%, 2/24/2025(b)	9,523	9,534

Airlines — 1.2%
American Airlines, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 3.92%, 12/14/2023(b)	19,057	18,935
(ICE LIBOR USD 1 Month + 1.75%), 3.72%, 6/27/2025(b)	12,739	12,575

		31,510

Auto Components — 0.2%
USI, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.30%, 5/16/2024(b)	6,470	6,457

Building Products — 1.1%
Continental Building Products, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 8/18/2023(b)	7,990	8,010
NCI Building Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 2/7/2025(b)(c)	6,987	6,985
Summit Materials Co. I LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 11/21/2024(b)(c)	8,096	8,147
Unifrax LLC, Senior Secured Term Loan (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 4/4/2024(b)	5,460	5,489

		28,631

Capital Markets — 0.3%
Deerfield Holdings Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.55%, 2/13/2025(b)	5,184	5,177
The Edelman Financial Center, LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.73%, 11/11/2024(b)	2,474	2,484

		7,661

Chemicals — 1.6%
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.05%, 6/1/2024(b)	6,827	6,829
Gemini HDPE LLC, Advance (ICE LIBOR USD 3 Month + 2.50%), 4.86%, 8/7/2024(b)	4,153	4,158
New Arclin US Holdings Corp., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 2/14/2024(b)	4,034	4,062
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.41%, 5/1/2025(b)	6,477	6,501
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 9.66%, 5/1/2026(b)	2,205	2,226
PolyOne Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.68%, 11/11/2022(b)	9,059	9,085
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 9/6/2024(b)	1,542	1,545
Tronox Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 5.30%, 9/23/2024(b)	7,014	7,045
(ICE LIBOR USD 3 Month + 3.00%), 5.30%, 9/23/2024(b)	3,039	3,053

		44,504

Commercial Services & Supplies — 2.4%
Advanced Disposal Services, Inc., Term Loan B (1 Week LIBOR + 2.25%), 4.00%, 11/10/2023(b)	3,225	3,232
Garda World Security, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 3 Month + 3.50%), 5.51%, 5/24/2024(b)	18,776	18,876
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 5/2/2022(b)(c)	33,933	33,801

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Commercial Services & Supplies — continued
Sarbacane Bidco, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.99%, 1/29/2025(b)	2,590	2,603
University Support Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.74%, 7/6/2022(b)	5,724	5,753

		64,265

Communications Equipment — 0.6%
Avaya, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.68%, 12/15/2024(b)	9,721	9,772
Global Tel*Link Corp., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.30%, 5/23/2020(b)	6,212	6,247

		16,019

Containers & Packaging — 2.5%
Berry Global, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 3.96%, 10/1/2022(b)(c)	10,038	10,065
(ICE LIBOR USD 1 Month + 2.00%), 3.98%, 10/1/2022(b)	3,226	3,231
(ICE LIBOR USD 1 Month + 2.00%), 3.93%, 1/19/2024(b)(c)	1,749	1,752
(ICE LIBOR USD 1 Month + 2.00%), 3.93%, 1/19/2024(b)	5,594	5,602
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 5.59%, 4/3/2024(b)	8,049	8,062
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 5/22/2024(b)	8,025	8,057
Crown Americas, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 4.31%, 4/3/2025(b)	3,848	3,868
HLX PLY Holdings, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.31%, 12/29/2023(b)	1,574	1,571
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 2/5/2023(b)	9,466	9,481
Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 10/31/2024(b)	5,260	5,255
Viskase Corp., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.55%, 1/30/2021(b)	11,899	11,572

		68,516

Diversified Consumer Services — 1.3%
Altran Technologies SA, 1st Lien Term Loan B (France) (ICE LIBOR USD 2 Month + 2.75%), 4.80%, 3/20/2025(b)	2,944	2,953
Capital Vision Services Holdings, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.99%, 2/6/2025(b)	5,740	5,690
Capital Vision Services Holdings, 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 9.12%, 2/6/2026(b)	2,475	2,462
PS Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 7.34%, 3/6/2025(b)	790	793
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.34%, 11/14/2022(b)	22,737	22,847

		34,745

Diversified Financial Services — 0.2%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 9/27/2024(b)	4,092	4,112
Quidditch Acquisition, Inc., 1st Cov-Lite Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.93%, 3/14/2025(b)	1,620	1,612

		5,724

Diversified Telecommunication Services — 6.3%
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 1/31/2025(b)	27,850	27,488
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.57%, 10/2/2024(b)	19,325	19,408
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.99%, 10/5/2023(b)	10,956	10,888
Frontier Communications Corp., Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.74%, 6/15/2024(b)	6,178	6,121
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 5/16/2024(b)	22,689	22,746
Intelsat Jackson Holdings SA, 1st Lien Term Loan (Luxembourg) (ICE LIBOR USD 1 Month + 3.75%), 5.72%, 11/27/2023(b)	30,536	30,628
Level 3 Financing, Inc., Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.21%, 2/22/2024(b)	27,300	27,315

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Diversified Telecommunication Services — continued
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.40%, 11/1/2024(b)(c)	13,095	13,136
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.23%, 11/1/2025(b)	1,708	1,711
Windstream Communications LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.94%, 3/29/2021(b)	4,675	4,482
Zayo Group LLC, Term B-2 Loan (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 1/19/2024(b)	7,548	7,585

		171,508

Electric Utilities — 2.2%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 1/15/2025(b)	20,015	19,990
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.16%, 4/25/2025(b)	3,100	3,102
Homer City Generation LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 11.00%), 12.99%, 4/5/2023(b)	4,307	3,825
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.73%, 1/30/2024(b)	6,175	6,194
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 5.73%, 1/30/2024(b)	395	397
Vistra Operations Co. LLC, Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 8/4/2023(b)	21,753	21,726
Vistra Operations Co. LLC, Term Loan C (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 8/4/2023(b)	3,865	3,860

		59,094

Electrical Equipment — 0.2%
Cortes NP Acquisition Corp., Term B Loan (ICE LIBOR USD 1 Month + 4.00%), 5.91%, 11/30/2023(b)(c)	6,600	6,509

Electronic Equipment, Instruments & Components — 0.1%
TTM Technologies, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.41%, 9/28/2024(b)	3,508	3,517

Energy Equipment & Services — 1.0%
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.24%, 5/3/2025(b)	2,600	2,609
Floatel International Ltd., Initial Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.30%, 6/27/2020(b)	2,931	2,484
KCA Deutag Alpha Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 6.75%), 8.81%, 2/28/2023(b)(c)	6,789	6,785
Keane Group Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 5/17/2025(b)(c)	3,784	3,782
McDermott Technology Americas, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 6.91%, 5/12/2025(b)(c)	8,429	8,495
Vistra Operations Co. LLC, 1st Lien Term Laon B-3 (ICE LIBOR USD 3 Month + 2.00%), 2.00%, 12/14/2025(b)(c)	2,250	2,244

		26,399

Equity Real Estate Investment Trusts (REITs) — 1.0%
ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 8/30/2023(b)	6,656	6,661
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.25%, 5/7/2025(b)(c)	19,370	19,104

		25,765

Food & Staples Retailing — 4.3%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.29%, 12/21/2022(b)(c)	30,680	30,349
(ICE LIBOR USD 3 Month + 3.00%), 5.32%, 6/22/2023(b)(c)	14,239	14,068
Albertson’s LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 8/25/2021(b)	9,642	9,535
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.42%, 2/3/2024(b)	7,145	7,150

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Food & Staples Retailing — continued
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.43%, 2/3/2025(b)	2,066	2,084
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.98%, 12/5/2023(b)	17,257	13,877
SUPERVALU, Inc., Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024(b)	14,858	14,863
SUPERVALU, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024(b)	24,764	24,772

		116,698

Food Products — 2.3%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; US Prime Rate + 2.00%), 4.71%, 4/6/2024(b)	15,292	15,294
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.96%, 5/23/2025(b)	11,687	11,632
JBS USA LLC, Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.68%, 10/30/2022(b)	29,833	29,738
Mastronardi Produce Ltd., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 3.25%), 5.16%, 5/1/2025(b)	944	949
Pinnacle Foods Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.66%, 2/2/2024(b)	5,167	5,190

		62,803

Health Care Equipment & Supplies — 1.0%
Auris Luxembourg III SARL, Term Loan B-7 (Luxembourg) (ICE LIBOR USD 3 Month + 3.00%), 5.30%, 1/17/2022(b)	8,629	8,640
Mallinckrodt International Finance SA, Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.52%, 2/24/2025(b)	5,283	5,144
Mallinckrodt International Finance, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.20%, 9/24/2024(b)	14,528	14,092

		27,876

Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 2/16/2023(b)	2,900	2,919
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.36%, 6/7/2023(b)(c)	20,971	21,107
Community Health Systems, Inc., Incremental 2021 Term H Loan (ICE LIBOR USD 3 Month + 3.25%), 5.56%, 1/27/2021(b)	15,840	15,413
Community Health Systems, Inc., Term Loan G (ICE LIBOR USD 3 Month + 3.00%), 5.31%, 12/31/2019(b)	16,005	15,919
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 12/27/2024(b)	2,262	2,250
Midwest Physician Administrative Services LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.71%, 8/15/2024(b)	3,383	3,362
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.05%, 6/7/2023(b)	14,240	14,260
National Mentor Holdings, Inc., Tranche B Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.30%, 1/31/2021(b)	21,187	21,240
Oryx Soutern Delaware Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.23%, 2/28/2025(b)	2,550	2,521
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.68%, 1/31/2025(b)	10,625	10,482
Pharmerica Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.43%, 12/6/2024(b)	8,240	8,261
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 2/6/2024(b)	21,452	20,683

		138,417

Health Care Technology — 0.3%
Press Ganey Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 10/23/2023(b)	8,695	8,725

Hotels, Restaurants & Leisure — 3.1%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 4.23%, 2/16/2024(b)	23,364	23,340
24 Hour Fitness Worldwide, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.75%, 5/26/2025(b)(c)	4,333	4,328

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Hotels, Restaurants & Leisure — continued
Aristocrat Leisure Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 1.75%), 4.11%, 10/19/2024(b)	5,905	5,871
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.47%, 12/1/2023(b)	2,000	2,016
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.71%, 10/4/2023(b)	3,191	3,208
Greektown Holdings LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 4/25/2024(b)	7,235	7,232
Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.86%, 10/19/2020(b)	8,687	8,708
Hilton Worldwide Finance LLC, Series B-2 Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.71%, 10/25/2023(b)	10,197	10,242
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%; ICE LIBOR USD 2 Month + 3.25%), 5.21%, 2/5/2025(b)	7,661	7,686
Penn National Gaming, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 1/19/2024(b)	5,969	6,004
Wyndham Hotels & Resorts, Inc., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.00%, 5/30/2025(b)(c)	6,434	6,455

		85,090

Household Durables — 0.2%
American Greetings Corp. Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.48%, 4/6/2024(b)	1,941	1,956
Janus International Group LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 2/12/2025(b)(c)	2,797	2,767

		4,723

Household Products — 0.4%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 9/26/2024(b)	12,938	11,437

Independent Power and Renewable Electricity Producers — 3.6%
AES Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.07%, 5/31/2022(b)(c)	11,436	11,419
Calpine Corp., Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.81%, 1/15/2024(b)	9,348	9,348
Dynegy, Inc., 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 2.50%), 4.46%, 2/7/2024(b)	22,571	22,564
ExGen Renewables I LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.31%, 11/28/2024(b)	9,102	9,136
NRG Energy, Inc., Term Loan (ICE LIBOR USD 3 Month + 1.75%), 4.05%, 6/30/2023(b)	17,927	17,909
Talen Energy Supply, Term Loan B-1 (ICE LIBOR USD 1 Month + 4.00%), 5.98%, 7/15/2023(b)	3,515	3,521
Talen Energy Supply, Term Loan B-2 (ICE LIBOR USD 1 Month + 4.00%), 5.98%, 4/15/2024(b)	25,194	25,237

		99,134

Insurance — 0.2%
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%), 5.36%, 4/25/2025(b)	4,757	4,747

Internet & Direct Marketing Retail — 0.3%
Shutterfly, Inc., Term Loan B-2 (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 8/17/2024(b)	7,407	7,458
Travelport Finance, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.83%, 3/17/2025(b)	1,625	1,623

		9,081

Internet Software & Services — 0.8%
GTT Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.25%, 5/31/2025(b)(c)	6,828	6,740
Impala Private Holdings II LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.99%, 11/14/2024(b)	3,182	3,183
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.36%, 11/3/2023(b)	12,946	12,845

		22,768

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
IT Services — 1.9%
Ensono LP, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.00%, 4/30/2025(b)(c)	3,222	3,218
Exela Technologies, Inc., Term Loan B (ICE LIBOR USD 3 Month + 7.50%), 9.57%, 7/12/2023(b)	13,618	13,697
First Data Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.22%, 7/8/2022(b)	10,616	10,612
(ICE LIBOR USD 1 Month + 2.00%), 4.22%, 4/26/2024(b)	10,973	10,965
Optiv Security, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.25%, 2/1/2024(b)	4,703	4,586
Optiv Security, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 9.25%, 1/31/2025(b)	4,000	3,840
SMS Systems Maintenance Services, Inc., Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.98%, 10/30/2023(b)	5,160	4,218

		51,136

Leisure Products — 1.5%
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 2/1/2024(b)(c)	16,721	16,603
FGI Operating Co. LLC, DIP Term Loan (ICE LIBOR USD 1 Month + 6.75%), 8.00%, 6/28/2018‡(b)(c)	4,655	4,655
FGI Operating Co. LLC, Term Loan B (ICE LIBOR USD 1 Month + 0.00%), 8.00%, 4/19/2019(b)	21,042	4,813
NVA Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.05%, 2/2/2025(b)	14,186	14,195

		40,266

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.23%, 8/30/2024(b)	2,388	2,381
Syneos Health, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 8/1/2024(b)	2,000	2,002

		4,383

Machinery — 0.9%
Onex Wizard Acquisition Co. II SCA, Initial Dollar Term Loan (Luxembourg) (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 3/11/2022(b)	8,564	8,611
Rexnord LLC/RBS Global Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.21%, 8/21/2024(b)	4,732	4,749
Zodiac Pool Solutions LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 6.30%, 12/20/2023(b)	4,681	4,675
(ICE LIBOR USD 3 Month + 2.25%), 5.69%, 3/7/2025(b)(c)	5,189	5,196

		23,231

Materials — 0.4%
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.05%, 4/1/2024(b)	11,712	11,760

Media — 9.9%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 5.10%, 7/15/2025(b)(c)	11,411	11,211
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.10%, 1/31/2026(b)	1,069	1,048
Altice US Finance I Corp., Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 7/28/2025(b)(c)	22,065	21,960
AMC Entertainment, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.17%, 12/15/2022(b)	6,565	6,574
AMC Entertainment, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.17%, 12/15/2023(b)	2,370	2,374
Charter Communications Operating, LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.99%, 4/30/2025(b)	9,145	9,156
Cineworld Finance US Inc., 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 2/28/2025(b)(c)	15,656	15,588
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.17%, 7/17/2025(b)	26,591	26,475
Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.17%, 2/7/2024(b)	9,711	9,730

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Media — (continued)
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/30/2024(b)(c)	10,637	10,651
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 3 Month + 6.75%), 9.05%, 1/30/2019(b)	11,961	9,388
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.80%, 7/30/2019(b)	2,795	2,187
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 1/31/2025(b)(c)	9,525	9,556
Mission Broadcasting, Inc., Term B-2 Loan (ICE LIBOR USD 1 Month + 2.50%), 4.41%, 1/17/2024(b)	711	712
MTL Publishing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.19%, 8/20/2023(b)	11,879	11,884
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.43%, 4/25/2025(b)	500	499
Nexstar Broadcasting, Inc., Term B-2 Loan (ICE LIBOR USD 1 Month + 2.50%), 4.41%, 1/17/2024(b)	5,533	5,543
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.35%, 1/31/2026(b)	12,395	12,195
Red Ventures LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.98%, 11/8/2024(b)	11,940	12,081
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.24%, 1/3/2024(b)	8,189	8,186
Tribune Media Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 1/26/2024(b)	6,389	6,381
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 12/27/2020(b)	5,442	5,442
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 2.00%, 5/24/2023(b)(c)	12,050	12,037
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 3/15/2024(b)(c)	23,524	22,671
Vertis, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 12.00%, 3/21/2018‡(b)(d)	1,967	—	(e)
WMG Acquisition Corp., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 11/1/2023(b)	12,896	12,882
Ziggo Secured Finance Partnership, 1st Lien Term Loan E (Netherlands) (ICE LIBOR USD 1 Month + 2.50%), 4.42%, 4/15/2025(b)	14,295	14,209
Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.24%, 8/18/2023(b)	8,409	8,436

		269,056

Multiline Retail — 0.6%
JC Penney Corp., Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023(b)	8,957	8,417
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.17%, 10/25/2020(b)	9,258	8,190

		16,607

Oil, Gas & Consumable Fuels — 5.0%
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.34%, 12/31/2021(b)	12,210	13,683
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.70%, 12/31/2022(b)	15,910	16,261
Chesapeake Energy Corp., 1st Lien Last Out (ICE LIBOR USD 1 Month + 7.50%), 9.47%, 8/23/2021(b)	8,047	8,448
CITGO Petroleum Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 7/29/2021(b)	5,853	5,872
Delek US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 3/31/2025(b)	4,900	4,918
EG Finco Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.34%, 2/7/2025(b)	6,051	6,031
EG Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.14%, 2/7/2025(b)(c)	3,000	2,990
Energy Transfer Equity LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.96%, 2/2/2024(b)(c)	19,956	19,865
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.56%, 8/25/2023(b)	7,280	6,237

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Oil, Gas & Consumable Fuels — continued
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.50%, 5/2/2025(b)(c)	5,691	5,723
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.23%, 10/30/2024(b)	998	981
MEG Energy Corp., 1st Lien Term B Loan (Canada) (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/2023(b)	6,302	6,320
Southcross Holdings Borrower LP, Tranche B Term Loan (ICE LIBOR USD 1 Month + 5.50%; ICE LIBOR USD 3 Month + 3.50%), 3.50%, 4/13/2023(b)	1,348	1,325
Summit Midstream Partners Holdings LLC, Senior Secured Term Loan (ICE LIBOR USD 1 Month + 6.00%), 7.98%, 5/13/2022(b)	10,117	10,218
Terraform Power Operating LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 11/8/2022(b)(c)	5,107	5,105
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.93%, 4/12/2024(b)	25,590	23,356

		137,333

Personal Products — 0.2%
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 1/26/2024(b)	5,893	5,913

Pharmaceuticals — 2.6%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 4.25%), 6.23%, 10/21/2021(b)	20,306	18,270
Grifols Worldwide Operations Ltd., Term Loan B (1 Week LIBOR + 2.25%), 4.00%, 1/31/2025(b)	14,850	14,891
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 5/19/2025(b)(c)	26,000	26,042
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.42%, 4/1/2022(b)	12,722	12,737

		71,940

Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 4/18/2024(b)	4,329	4,328

Road & Rail — 0.5%
Avolon Borrower 1 US LLC, Term Loan B-3 (Ireland) (ICE LIBOR USD 1 Month + 2.00%), 3.95%, 1/15/2025(b)(c)	12,500	12,382
URS Merger Sub Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.25%), 7.23%, 9/1/2024(b)	2,281	2,310

		14,692

Semiconductors & Semiconductor Equipment — 0.4%
ON Semiconductor Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 3/31/2023(b)	6,887	6,895
Versum Materials, Inc., Senior Secured Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 4.30%, 9/29/2023(b)	5,211	5,230

		12,125

Software — 2.9%
Applied Systems., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.55%, 9/19/2024(b)	3,392	3,414
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.17%, 2/12/2025(b)	2,584	2,596
Barracuda Networks, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 9.17%, 2/12/2026(b)	563	570
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 12/1/2023(b)	4,400	4,423
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 2/1/2022(b)	9,625	9,620
Landesk Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.24%, 1/20/2024(b)	5,855	5,765
Landesk Software Group, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.99%, 1/20/2025(b)	1,885	1,784
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 6/13/2024(b)	11,592	11,401
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.99%, 4/26/2024(b)	12,646	12,598

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Software — continued
Salient CRGT, Inc., Term Loan B (ICE LIBOR USD 1 Month + 5.75%), 7.73%, 2/28/2022(b)	4,927	4,976
SolarWinds Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 2/5/2024(b)	13,466	13,515
Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 3/3/2023(b)	4,497	4,508
Sonicwall, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.50%, 5/17/2025(b)(c)	2,051	2,056
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.50%, 5/17/2026(b)(c)	1,375	1,361

		78,587

Specialty Retail — 1.6%
Culligan Holding, Inc., 1st Lien Term Loan B-1 (ICE LIBOR USD 1 Month + 3.25%), 5.23%, 12/13/2023(b)	4,307	4,312
Digicert Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.73%, 10/31/2024(b)	3,471	3,463
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.94%, 8/19/2022(b)	5,137	5,156
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.92%, 3/11/2022(b)	4,087	3,185
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.36%, 9/12/2024(b)(c)	28,999	28,346

		44,462

Technology Hardware, Storage & Peripherals — 1.5%
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.99%, 9/7/2023(b)	15,102	15,084
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.58%, 5/17/2025(b)	10,125	10,135
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 10.58%, 5/17/2026(b)	2,144	2,137
Radiate Holdco LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 2/1/2024(b)	7,366	7,252
Thoughtworks, Inc., 1st Lien Incremental Term Loan (ICE LIBOR USD 3 Month + 4.00%), 5.98%, 10/11/2024(b)	1,029	1,025
Thoughtworks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.98%, 10/11/2024(b)	4,345	4,364

		39,997

Textiles, Apparel & Luxury Goods — 0.6%
Cole Haan LLC, Term Loan B-1 (ICE LIBOR USD 1 Month + 4.00%), 5.99%, 1/31/2020(b)	4,291	4,261
Nine West Holdings, Inc., Initial Loan (US Prime Rate + 2.75%), 7.50%, 10/8/2019(b)	4,799	4,535
Samsonite IP Holdings SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 1 Month + 1.75%), 3.73%, 4/25/2025(b)(c)	8,866	8,791

		17,587

Trading Companies & Distributors — 0.2%
HD Supply, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 3 Month + 2.50%), 4.80%, 10/17/2023(b)	4,647	4,670

Wireless Telecommunication Services — 1.5%
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.92%, 5/1/2023(b)	10,799	10,699
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.50%, 2/2/2024(b)	9,974	9,967
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.93%, 3/9/2023(b)	18,011	18,028
Syniverse Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.93%, 3/11/2024(b)	2,545	2,528

		41,222

TOTAL LOAN ASSIGNMENTS (Cost $2,161,462)		2,130,612

CORPORATE BONDS — 14.1%
Airlines — 0.5%
Allegiant Travel Co. 5.50%, 7/15/2019	5,523	5,585
United Continental Holdings, Inc. 4.25%, 10/1/2022	8,078	7,790

		13,375

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Auto Components — 0.2%
Icahn Enterprises LP 5.88%, 2/1/2022	4,250	4,292

Automobiles — 0.1%
Jaguar Land Rover Automotive plc (United Kingdom) 4.13%, 12/15/2018(f)	3,417	3,430

Banks — 0.4%
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022	3,381	3,668
CIT Group, Inc. 4.13%, 3/9/2021	8,090	8,090

		11,758

Chemicals — 0.4%
CF Industries, Inc. 3.40%, 12/1/2021(f)	9,000	8,857
FXI Holdings, Inc. 7.88%, 11/1/2024(f)	1,938	1,919

		10,776

Commercial Services & Supplies — 0.5%
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 4.64%, 12/21/2065(b)(f)	11,745	11,099
Nielsen Finance LLC 4.50%, 10/1/2020	1,500	1,502

		12,601

Construction Materials — 0.4%
Cemex SAB de CV (Mexico) (ICE LIBOR USD 3 Month + 4.75%), 7.10%, 10/15/2018(b)(f)	9,545	9,629

Consumer Finance — 0.5%
Ally Financial, Inc. 8.00%, 3/15/2020	12,050	12,924

Containers & Packaging — 0.5%
Ardagh Packaging Finance plc (Ireland) 4.25%, 9/15/2022(f)	5,000	4,950
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	3,876	3,896
(ICE LIBOR USD 3 Month + 3.50%), 5.85%, 7/15/2021(b)(f)	4,195	4,244

		13,090

Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc. 6.13%, 1/15/2021	8,951	9,052

Electric Utilities — 0.0%(g)
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(d)	75,000	563

Electronic Equipment, Instruments & Components — 0.2%
Anixter, Inc. 5.63%, 5/1/2019	3,400	3,468
Ingram Micro, Inc. 5.00%, 8/10/2022	1,400	1,367

		4,835

Energy Equipment & Services — 0.2%
Nabors Industries, Inc. 5.00%, 9/15/2020	3,623	3,659
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(f)	1,335	1,362

		5,021

Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc. 5.38%, 1/1/2022	3,000	3,086

Health Care Equipment & Supplies — 0.1%
Mallinckrodt International Finance SA 4.88%, 4/15/2020(f)	3,785	3,643

Health Care Providers & Services — 1.8%
Centene Corp. 5.63%, 2/15/2021	7,250	7,444
DaVita, Inc. 5.75%, 8/15/2022	4,800	4,902
HCA, Inc.
4.25%, 10/15/2019	7,000	7,070
6.50%, 2/15/2020	6,000	6,270
Tenet Healthcare Corp.
4.75%, 6/1/2020	2,480	2,492
6.00%, 10/1/2020	520	537
4.50%, 4/1/2021	5,000	4,970
4.38%, 10/1/2021	4,000	3,960
4.63%, 7/15/2024(f)	11,841	11,381

		49,026

Hotels, Restaurants & Leisure — 1.7%
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(f)	1,511	1,524
GLP Capital LP
4.88%, 11/1/2020	3,000	3,045
4.38%, 4/15/2021	2,000	2,006
International Game Technology plc 5.63%, 2/15/2020(f)	5,000	5,087
MGM Resorts International 5.25%, 3/31/2020	4,780	4,876
NCL Corp. Ltd. 4.75%, 12/15/2021(f)	6,154	6,154
Scientific Games International, Inc. 5.00%, 10/15/2025(f)	12,185	11,759
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(f)	11,645	11,700

		46,151

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp. 6.00%, 1/15/2022(f)	5,000	5,087

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
IT Services — 0.3%
Alliance Data Systems Corp. 5.88%, 11/1/2021(f)	5,000	5,094
Cardtronics, Inc. 5.13%, 8/1/2022	2,610	2,538

		7,632

Media — 0.6%
Cablevision Systems Corp. 8.00%, 4/15/2020	4,628	4,883
Charter Communications Operating LLC 3.58%, 7/23/2020	2,676	2,682
CSC Holdings LLC
8.63%, 2/15/2019	1,486	1,540
5.25%, 6/1/2024	614	580
DISH DBS Corp. 7.88%, 9/1/2019	7,755	8,034

		17,719

Metals & Mining — 0.5%
BlueScope Steel Finance Ltd. (Australia) 6.50%, 5/15/2021(f)	1,388	1,432
Freeport-McMoRan, Inc. 3.10%, 3/15/2020	12,100	11,933

		13,365

Oil, Gas & Consumable Fuels — 2.5%
Andeavor Logistics LP 5.50%, 10/15/2019	4,000	4,104
Antero Resources Corp.
5.38%, 11/1/2021	5,100	5,153
5.13%, 12/1/2022	8,363	8,405
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	2,512	2,544
DCP Midstream Operating LP 4.75%, 9/30/2021(f)	4,750	4,809
NGL Energy Partners LP 5.13%, 7/15/2019	4,250	4,250
PBF Holding Co. LLC 7.00%, 11/15/2023	3,636	3,768
QEP Resources, Inc. 5.38%, 10/1/2022	2,539	2,583
Range Resources Corp. 5.88%, 7/1/2022	5,200	5,239
Rockies Express Pipeline LLC 6.85%, 7/15/2018(f)	8,100	8,130
Southwestern Energy Co. 4.10%, 3/15/2022	5,200	5,044
Sunoco LP 4.88%, 1/15/2023(f)	1,840	1,757
Targa Resources Partners LP 4.25%, 11/15/2023	6,245	5,948
TerraForm Power Operating LLC 4.25%, 1/31/2023(f)	6,709	6,474

		68,208

Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc. 6.50%, 3/15/2022(f)	6,000	6,248

Road & Rail — 0.3%
DAE Funding LLC (United Arab Emirates) 4.00%, 8/1/2020(f)	8,358	8,274

Semiconductors & Semiconductor Equipment — 0.1%
NXP BV (Netherlands) 4.13%, 6/1/2021(f)	1,715	1,730

Software — 0.3%
Infor US, Inc. 5.75%, 8/15/2020(f)	4,350	4,421
Nuance Communications, Inc. 5.38%, 8/15/2020(f)	2,143	2,151
Symantec Corp. 4.20%, 9/15/2020	1,860	1,862

		8,434

Specialty Retail — 0.1%
Claire’s Stores, Inc.
9.00%, 3/15/2019(d)(f)	4,000	2,330
6.13%, 3/15/2020(d)(f)	1,872	1,067

		3,397

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC
4.42%, 6/15/2021(f)	5,838	5,941
5.88%, 6/15/2021(f)	5,000	5,131

		11,072

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc. 5.25%, 6/15/2020	4,039	4,089

Wireless Telecommunication Services — 0.6%
Inmarsat Finance plc (United Kingdom) 4.88%, 5/15/2022(f)	5,285	5,034
Sprint Communications, Inc. 7.00%, 3/1/2020(f)	5,000	5,226
Sprint Spectrum Co. LLC 3.36%, 9/20/2021(f)	1,979	1,965
T-Mobile USA, Inc. 4.00%, 4/15/2022	3,334	3,317

		15,542

TOTAL CORPORATE BONDS (Cost $386,473)		384,049

	Shares (000)
COMMON STOCKS — 0.7%
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Energy Corp.*	330	8,095

Oil, Gas & Consumable Fuels — 0.0%(g)
Sabine Oil & Gas Holdings, Inc.*	3	172
Southcross Holdco Equity*‡	1	434

		606

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Software — 0.4%
Avaya Holdings Corp.*	500	11,035

TOTAL COMMON STOCKS (Cost $14,349)		19,736

PREFERRED STOCKS — 0.6%
Insurance — 0.6%
XLIT Ltd. (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.47%, 4/5/2018 ($1,000 par value)(b)(h) (Cost $13,587)	16	16,584

	Principal Amount ($000)
ASSET-BACKED SECURITIES — 0.1%
Continental Airlines Pass-Through Trust
Series 2003-ERJ1, 7.88%, 7/2/2018	26	26
Series 2004-ERJ1, 9.56%, 9/1/2019	1,567	1,616

TOTAL ASSET-BACKED SECURITIES (Cost $1,651)		1,642

	No. of Rights
RIGHTS — 0.0%(g)
Independent Power and Renewable Electricity Producers — 0.0%(g)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	1,250	669

	No. of Warrants
WARRANTS — 0.0%(g)
Oil, Gas & Consumable Fuels — 0.0%(g)
Sabine Oil & Gas Holdings, Inc.
expiring 4/13/2026, price 1.00*	11	70
expiring 4/13/2026*	2	10

TOTAL WARRANTS (Cost $67)		80

	Shares (000)
SHORT-TERM INVESTMENTS — 11.8%
INVESTMENT COMPANIES — 11.8%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%(i)(j) (Cost $322,545)	322,545	322,545

Total Investments — 105.6% (Cost $2,900,134)		2,875,917
Liabilities in Excess of Other Assets — (5.6%)		(152,491)

Net Assets — 100.0%		2,723,426

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

DIP	Debtor-in-Possession
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(c)	All or a portion of this security is unsettled as of May 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(g)	Amount rounds to less than 0.05% of net assets.
(h)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and was in effect as of May 31, 2018
(i)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown was the current yield as of May 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,642	$—		$1,642
Corporate Bonds
Airlines	—	13,375	—		13,375
Auto Components	—	4,292	—		4,292
Automobiles	—	3,430	—		3,430
Banks	—	11,758	—		11,758
Chemicals	—	10,776	—		10,776
Commercial Services & Supplies	—	12,601	—		12,601
Construction Materials	—	9,629	—		9,629
Consumer Finance	—	12,924	—		12,924
Containers & Packaging Diversified	—	13,090	—		13,090
Telecommunication Services	—	9,052	—		9,052
Electric Utilities	—	—	563		563
Electronic Equipment, Instruments & Components	—	4,835	—		4,835
Energy Equipment & Services	—	5,021	—		5,021
Equity Real Estate Investment Trusts (REITs)	—	3,086	—		3,086
Health Care Equipment & Supplies	—	3,643	—		3,643
Health Care Providers & Services	—	49,026	—		49,026
Hotels, Restaurants & Leisure	—	46,151	—		46,151
Independent Power and Renewable Electricity Producers	—	5,087	—		5,087
IT Services	—	7,632	—		7,632
Media	—	17,719	—	(a)	17,719
Metals & Mining	—	13,365	—		13,365
Oil, Gas & Consumable Fuels	—	68,208	—		68,208
Pharmaceuticals	—	6,248	—		6,248
Road & Rail	—	8,274	—		8,274
Semiconductors & Semiconductor Equipment	—	1,730	—		1,730
Software	—	8,434	—		8,434
Specialty Retail	—	3,397	—		3,397
Technology Hardware, Storage & Peripherals	—	11,072	—		11,072
Thrifts & Mortgage Finance	—	4,089	—		4,089
Wireless Telecommunication Services	—	15,542	—		15,542

Total Corporate Bonds	—	383,486	563		384,049

Common Stocks
Independent Power and Renewable Electricity Producers	8,095	—	—		8,095
Oil, Gas & Consumable Fuels	—	172	434		606
Software	11,035	—	—		11,035

Total Common Stocks	19,130	172	434		19,736

Preferred Stock
Insurance	—	16,584	—		16,584
Loan Assignments
Aerospace & Defense	—	39,460	—		39,460
Air Freight & Logistics	—	9,534	—		9,534
Airlines	—	31,510	—		31,510

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Auto Components	$—	$6,457	$—	$6,457
Building Products	—	28,631	—	28,631
Capital Markets	—	7,662	—	7,662
Chemicals	—	44,504	—	44,504
Commercial Services & Supplies	—	64,265	—	64,265
Communications Equipment	—	16,019	—	16,019
Containers & Packaging	—	68,516	—	68,516
Diversified Consumer Services	—	34,745	—	34,745
Diversified Financial Services	—	5,724	—	5,724
Diversified Telecommunication Services	—	171,508	—	171,508
Electric Utilities	—	59,094	—	59,094
Electrical Equipment	—	6,509	—	6,509
Electronic Equipment, Instruments & Components	—	3,517	—	3,517
Energy Equipment & Services	—	26,399	—	26,399
Equity Real Estate Investment Trusts (REITs)	—	25,765	—	25,765
Food & Staples Retailing	—	116,698	—	116,698
Food Products	—	62,803	—	62,803
Health Care Equipment & Supplies	—	27,876	—	27,876
Health Care Providers & Services	—	138,417	—	138,417
Health Care Technology	—	8,725	—	8,725
Hotels, Restaurants & Leisure	—	85,090	—	85,090
Household Durables	—	4,723	—	4,723
Household Products	—	11,437	—	11,437
Independent Power and Renewable Electricity Producers	—	99,134	—	99,134
Insurance	—	4,747	—	4,747
Internet & Direct Marketing Retail	—	9,081	—	9,081
Internet Software & Services	—	22,768	—	22,768
IT Services	—	51,136	—	51,136
Leisure Products	—	35,611	4,655	40,266
Life Sciences Tools & Services	—	4,382	—	4,382
Machinery	—	23,231	—	23,231
Materials	—	11,760	—	11,760
Media	—	269,056	—	269,056
Multiline Retail	—	16,607	—	16,607
Oil, Gas & Consumable Fuels	—	137,333	—	137,333
Personal Products	—	5,913	—	5,913
Pharmaceuticals	—	71,940	—	71,940
Real Estate Management & Development	—	4,328	—	4,328
Road & Rail	—	14,692	—	14,692
Semiconductors & Semiconductor Equipment	—	12,125	—	12,125
Software	—	78,587	—	78,587
Specialty Retail	—	44,462	—	44,462
Technology Hardware, Storage & Peripherals	—	39,997	—	39,997
Textiles, Apparel & Luxury Goods	—	17,587	—	17,587
Trading Companies & Distributors	—	4,670	—	4,670
Wireless Telecommunication Services	—	41,222	—	41,222

Total Loan Assignments	—	2,125,957	4,655	2,130,612

Rights
Independent Power and Renewable Electricity Producers	—	—	669	669
Warrants
Oil, Gas & Consumable Fuels	—	80	—	80
Short-Term Investments
Investment Companies	$322,545	$—	$—	$322,545

Total Investments in Securities	$341,675	$2,527,921	$6,321	$2,875,917

(a)	Amount rounds to less than one thousand.

There were no significant transfers among any levels during the period ended May 31, 2018.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 54.4%
Argentina — 0.5%
Arcor SAIC 6.00%, 7/6/2023 (a)		1,200	1,201
Pampa Energia SA
7.38%, 7/21/2023 (b)		3,830	3,831
7.50%, 1/24/2027 (a)		3,090	2,946
YPF SA
8.50%, 3/23/2021 (a)		1,760	1,853
6.95%, 7/21/2027 (b)		2,660	2,470
6.95%, 7/21/2027 (a)		1,674	1,555

			13,856

Australia — 0.2%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (b) (c) (d) (e)		1,076	1,106
BHP Billiton Finance Ltd. (GBP Swap 5 Year + 4.82%), 6.50%, 10/22/2077 (a) (d)	GBP	1,240	1,865
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022 (b)		265	260
5.13%, 5/15/2024 (b)		265	260
Nufarm Australia Ltd. 5.75%, 4/30/2026 (b)		255	247
Origin Energy Finance Ltd. (EUR Swap Annual 5 Year + 3.67%), 4.00%, 9/16/2074 (a) (d)	EUR	1,800	2,175

			5,913

Bahrain — 0.1%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020 (a)		1,600	1,544

Belgium — 0.5%
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/2026		3,115	3,059
4.90%, 2/1/2046		3,305	3,431
Anheuser-Busch InBev SA/NV 2.00%, 3/17/2028 (a)	EUR	900	1,103
Nyrstar Netherlands Holdings BV 6.88%, 3/15/2024 (a)	EUR	1,600	1,805
Solvay Finance SA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a) (c) (d) (e)	EUR	3,200	4,240
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR	1,600	1,824

			15,462

Brazil — 1.2%
Banco Daycoval SA 5.75%, 3/19/2019 (a)		900	909
Banco do Brasil SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024 (a) (c) (d) (e)		4,550	3,770
Banco Votorantim SA 7.38%, 1/21/2020 (a)		700	731
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024 (b)		3,380	3,558
Centrais Eletricas Brasileiras SA 6.88%, 7/30/2019 (a)		437	449
CSN Resources SA 6.50%, 7/21/2020 (a)		2,334	2,209
Itau Unibanco Holding SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%, 12/12/2022 (b) (c) (d) (e)		3,550	3,347
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 6.50%, 3/19/2023 (a) (c) (d) (e)		4,650	4,397
JBS USA LUX SA
7.25%, 6/1/2021 (b)		875	885
5.88%, 7/15/2024 (b)		1,137	1,090
5.75%, 6/15/2025 (b)		236	218
6.75%, 2/15/2028 (b)		675	638
JSL Europe SA 7.75%, 7/26/2024 (a)		3,950	3,871
Minerva Luxembourg SA 6.50%, 9/20/2026 (a)		2,600	2,392
Suzano Austria GmbH 5.75%, 7/14/2026 (b)		2,430	2,464
Votorantim Cimentos SA 7.25%, 4/5/2041 (a)		1,950	1,993
Vrio Finco 1 LLC 6.25%, 4/4/2023 (b)		3,870	3,894

			36,815

Canada — 0.9%
1011778 BC ULC 4.25%, 5/15/2024 (b)		900	853
Athabasca Oil Corp.
9.88%, 2/24/2022 (b)		140	143
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (b)		188	195
Baytex Energy Corp.
5.13%, 6/1/2021 (b)		100	95
5.63%, 6/1/2024 (b)		115	105
Bombardier, Inc.
8.75%, 12/1/2021 (b)		877	974
6.00%, 10/15/2022 (b)		1,071	1,063
6.13%, 1/15/2023 (b)		727	724
7.50%, 12/1/2024 (b)		287	299
7.50%, 3/15/2025 (b)		461	476

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Canada — continued
Calfrac Holdings LP 8.50%, 6/15/2026 (b)		215	213
Cenovus Energy, Inc.
4.25%, 4/15/2027		810	778
6.75%, 11/15/2039		1,596	1,793
5.20%, 9/15/2043		993	946
Concordia International Corp.
9.00%, 4/1/2022 (b)		630	570
7.00%, 4/15/2023 ‡ (b) (f)		857	51
Cott Holdings, Inc. 5.50%, 4/1/2025 (b)		241	237
Emera US Finance LP 3.55%, 6/15/2026		3,916	3,714
Encana Corp.
6.50%, 8/15/2034		2,025	2,414
6.50%, 2/1/2038		552	664
Garda World Security Corp. 8.75%, 5/15/2025 (b)		2,955	3,007
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (b)		250	258
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (b)		321	293
Mattamy Group Corp. 6.88%, 12/15/2023 (b)		560	576
MEG Energy Corp.
6.38%, 1/30/2023 (b)		800	722
6.50%, 1/15/2025 (b)		1,152	1,154
NOVA Chemicals Corp.
5.25%, 8/1/2023 (b)		80	80
5.00%, 5/1/2025 (b)		570	544
Open Text Corp.
5.63%, 1/15/2023 (b)		295	302
5.88%, 6/1/2026 (b)		272	278
Precision Drilling Corp.
7.75%, 12/15/2023		720	761
5.25%, 11/15/2024		350	329
7.13%, 1/15/2026 (b)		489	499
Quebecor Media, Inc. 5.75%, 1/15/2023		975	992
Seven Generations Energy Ltd. 5.38%, 9/30/2025 (b)		542	523
Transcanada Trust (ICE LIBOR USD 3 Month + 3.53%), 5.63%, 5/20/2075 (d)		357	350
Videotron Ltd.
5.38%, 6/15/2024 (b)		1,300	1,314
5.13%, 4/15/2027 (b)		100	97

			28,386

Chile — 0.1%
Empresa Electrica Guacolda SA 4.56%, 4/30/2025 (a)		1,300	1,199
VTR Finance BV 6.88%, 1/15/2024 (a)		1,400	1,421

			2,620

China — 0.4%
Bluestar Finance Holdings Ltd. 3.13%, 9/30/2019 (a)		1,400	1,387
GOME Retail Holdings Ltd. 5.00%, 3/10/2020 (a)		900	872
Guangxi Communications Investment Group Co. Ltd. 3.00%, 11/4/2019 (a)		1,450	1,419
Keen Idea Global Ltd. 4.38%, 3/8/2020 (a)		1,000	967
MCC Holding Hong Kong Corp. Ltd. 2.95%, 5/31/2020 (a)		1,450	1,421
Moon Wise Global Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 12.37%), 9.00%, 1/28/2019 (a) (c) (d) (e)		700	714
Overseas Chinese Town Asia Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%, 10/10/2020 (a) (c) (d) (e)		1,400	1,349
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (a)		1,454	1,456
Tianjin Infrastructure Construction & Investment Group Co. Ltd. 2.75%, 6/15/2019 (a)		900	889
Times China Holdings Ltd. 6.25%, 1/23/2020 (a)		1,600	1,584
West China Cement Ltd. 6.50%, 9/11/2019 (a)		700	710

			12,768

Colombia — 0.1%
Frontera Energy Corp. Series AI, 10.00% (cash), 11/2/2021 (g)		1,881	2,043

Denmark — 0.2%
Danske Bank A/S
(EUR Swap Annual 6 Year + 4.64%), 5.75%, 4/6/2020 (a) (c) (d) (e)	EUR	380	467
(EUR Swap Annual 5 Year + 5.47%), 5.88%, 4/6/2022 (a) (c) (d) (e)	EUR	3,400	4,351

			4,818

Finland — 0.1%
Nokia OYJ 4.38%, 6/12/2027		479	451
Stora Enso OYJ 2.50%, 6/7/2027 (a)	EUR	1,000	1,194

			1,645

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
France — 3.4%
Accor SA (EUR Swap Annual 5 Year + 3.65%), 4.13%, 6/30/2020 (a) (c) (d) (e)	EUR	1,200	1,475
Altice France SA
5.38%, 5/15/2022 (a)	EUR	2,000	2,391
6.00%, 5/15/2022 (b)		4,100	4,085
5.63%, 5/15/2024 (a)	EUR	4,650	5,664
6.25%, 5/15/2024 (b)		250	242
Arkema SA (EUR Swap Annual 5 Year + 4.35%), 4.75%, 10/29/2020 (a) (c) (d) (e)	EUR	1,200	1,512
BPCE SA
5.15%, 7/21/2024 (b)		8,195	8,397
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (a) (d)	EUR	1,200	1,473
Casino Guichard Perrachon SA 3.58%, 2/7/2025 (a)	EUR	3,700	4,142
CMA CGM SA 6.50%, 7/15/2022 (a)	EUR	1,550	1,785
Constantin Investissement 3 SASU 5.38%, 4/15/2025 (a)	EUR	1,700	1,947
Credit Agricole SA
4.38%, 3/17/2025 (b)		1,875	1,831
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b) (c) (d) (e)		4,150	4,518
Elis SA
3.00%, 4/30/2022 (a)	EUR	1,300	1,544
1.88%, 2/15/2023 (a)	EUR	1,600	1,856
2.88%, 2/15/2026 (a)	EUR	1,100	1,275
Europcar Groupe SA 4.13%, 11/15/2024 (a)	EUR	2,800	3,204
Faurecia SA
3.63%, 6/15/2023 (a)	EUR	1,000	1,220
2.63%, 6/15/2025 (a)	EUR	800	949
Fnac Darty SA 3.25%, 9/30/2023 (a)	EUR	1,000	1,205
Horizon Holdings I SAS 7.25%, 8/1/2023 (a)	EUR	1,000	1,216
Horizon Parent Holdings SARL 8.25% (cash), 2/15/2022 (a) (g)	EUR	1,500	1,832
La Financiere Atalian SASU
4.00%, 5/15/2024 (a)	EUR	2,000	2,212
5.13%, 5/15/2025 (b)	EUR	265	302
Loxam SAS 4.25%, 4/15/2024 (a)	EUR	3,300	4,055
Novafives SAS
4.50%, 6/30/2021 (a)	EUR	1,450	1,712
5.00%, 6/15/2025 (b)	EUR	1,395	1,576
Orano SA
4.38%, 11/6/2019	EUR	1,800	2,215
3.25%, 9/4/2020 (a)	EUR	1,100	1,343
4.88%, 9/23/2024	EUR	2,100	2,644
Paprec Holding SA
4.00%, 3/31/2025 (b)	EUR	1,601	1,872
4.00%, 3/31/2025 (a)	EUR	500	584
Peugeot SA 2.38%, 4/14/2023 (a)	EUR	4,300	5,300
Picard Groupe SAS (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023 (a) (d)	EUR	700	806
Rexel SA
2.63%, 6/15/2024 (a)	EUR	3,250	3,823
2.13%, 6/15/2025 (a)	EUR	700	779
SMCP Group SAS 5.88%, 5/1/2023 (a)	EUR	810	1,004
Societe Generale SA
(EUR Swap Annual 5 Year + 5.54%), 6.75%, 4/7/2021 (a) (c) (d) (e)	EUR	850	1,072
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (b) (c) (d) (e)		5,230	5,563
SPIE SA 3.13%, 3/22/2024 (a)	EUR	2,800	3,281
TOTAL SA (EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022 (a) (c) (d) (e)	EUR	1,750	2,227
Vallourec SA
6.63%, 10/15/2022 (a)	EUR	1,200	1,436
6.38%, 10/15/2023 (b)	EUR	620	720
2.25%, 9/30/2024 (a)	EUR	1,700	1,607
Verallia Packaging SASU 5.13%, 8/1/2022 (a)	EUR	1,000	1,204

			101,100

Germany — 1.9%
Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (a)	EUR	1,130	1,336
Allianz SE (EURIBOR 3 Month + 3.35%), 3.10%, 7/6/2047 (a) (d)	EUR	200	242
CBR Fashion Finance BV 5.13%, 10/1/2022 (a)	EUR	935	937
Commerzbank AG 7.75%, 3/16/2021	EUR	500	689
CTC BondCo GmbH
5.25%, 12/15/2025 (b)	EUR	1,406	1,623
5.25%, 12/15/2025 (a)	EUR	850	981
Deutsche Bank AG 4.25%, 10/14/2021		3,065	3,038
Douglas GmbH 6.25%, 7/15/2022 (a)	EUR	650	756
Hapag-Lloyd AG 6.75%, 2/1/2022 (a)	EUR	1,850	2,255
IHO Verwaltungs GmbH 3.25% (cash), 9/15/2023 (a) (g)	EUR	1,700	2,039

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Germany — continued
3.75% (cash), 9/15/2026 (a) (g)	EUR	1,900	2,311
Kirk Beauty One GmbH 8.75%, 7/15/2023 (a)	EUR	300	340
Nidda BondCo GmbH 5.00%, 9/30/2025 (a)	EUR	2,100	2,363
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (a)	EUR	2,109	2,392
ProGroup AG 3.00%, 3/31/2026 (b)	EUR	987	1,136
Schaeffler Finance BV 3.25%, 5/15/2025 (a)	EUR	5,300	6,584
Siemens Financieringsmaatschappij NV 2.35%, 10/15/2026 (b)		4,410	3,971
thyssenkrupp AG
1.38%, 3/3/2022 (a)	EUR	3,500	4,112
2.50%, 2/25/2025 (a)	EUR	3,450	4,210
Unitymedia GmbH 3.75%, 1/15/2027 (a)	EUR	2,500	3,069
Unitymedia Hessen GmbH & Co. KG
4.00%, 1/15/2025 (a)	EUR	5,750	7,043
3.50%, 1/15/2027 (a)	EUR	1,550	1,906
WEPA Hygieneprodukte GmbH 3.75%, 5/15/2024 (a)	EUR	2,200	2,506

			55,839

Ghana — 0.0% (h)
Tullow Oil plc 7.00%, 3/1/2025 (b)		365	363

Greece — 0.4%
Alpha Bank AE 2.50%, 2/5/2023 (a)	EUR	4,900	5,689
Crystal Almond SARL 10.00%, 11/1/2021 (a)	EUR	2,050	2,559
National Bank of Greece SA 2.75%, 10/19/2020 (a)	EUR	2,692	3,194
OTE plc 3.50%, 7/9/2020 (a)	EUR	1,350	1,631

			13,073

Guatemala — 0.0% (h)
Cementos Progreso Trust 7.13%, 11/6/2023 (a)		700	716
Comunicaciones Celulares SA 6.88%, 2/6/2024 (a)		700	714

			1,430

Hong Kong — 0.2%
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021 (a)		1,958	1,823
Studio City Co. Ltd. 7.25%, 11/30/2021 (a)		700	729
WTT Investment Ltd. 5.50%, 11/21/2022 (b)		3,700	3,538

			6,090

India — 0.4%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028 (a)		4,930	4,443
JSW Steel Ltd. 5.25%, 4/13/2022 (a)		3,444	3,392
Vedanta Resources plc 6.13%, 8/9/2024 (a)		4,720	4,378

			12,213

Indonesia — 0.1%
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025 (a)		1,027	967
Theta Capital Pte. Ltd. 7.00%, 4/11/2022 (a)		900	830

			1,797

Ireland — 1.5%
AerCap Ireland Capital DAC
4.63%, 10/30/2020		837	857
5.00%, 10/1/2021		1,515	1,572
4.63%, 7/1/2022		3,765	3,862
3.65%, 7/21/2027		2,585	2,377
Allied Irish Banks plc
(EUR Swap Annual 5 Year + 7.34%), 7.38%, 12/3/2020 (a) (c) (d) (e)	EUR	3,300	4,205
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (a) (d)	EUR	3,100	3,812
Ardagh Packaging Finance plc
6.00%, 6/30/2021 (b)		300	304
4.13%, 5/15/2023 (a)	EUR	2,050	2,492
4.63%, 5/15/2023 (b)		500	497
2.75%, 3/15/2024 (a)	EUR	1,900	2,226
6.75%, 5/15/2024 (a)	EUR	2,707	3,422
7.25%, 5/15/2024 (b)		2,750	2,870
6.00%, 2/15/2025 (b)		850	833
Avolon Holdings Funding Ltd. 5.50%, 1/15/2023 (b)		450	446
Bank of Ireland
(EUR Swap Annual 5 Year + 6.96%), 7.38%, 6/18/2020 (a) (c) (d) (e)	EUR	1,870	2,351
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 6/11/2024 (a) (d)	EUR	2,587	3,115
eircom Finance DAC 4.50%, 5/31/2022 (a)	EUR	2,950	3,518
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023 (b)		920	876
5.50%, 2/15/2024 (b)		350	344
Smurfit Kappa Acquisitions ULC
3.25%, 6/1/2021 (a)	EUR	3,250	4,054
2.75%, 2/1/2025 (a)	EUR	1,400	1,695

			45,728

Israel — 0.2%
Teva Pharmaceutical Finance Netherlands II BV 1.13%, 10/15/2024 (a)	EUR	400	398
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026		4,790	3,848

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Israel — continued
6.75%, 3/1/2028		670	675

			4,921

Italy — 1.9%
Autostrade per l’Italia SpA 1.88%, 11/4/2025 (a)	EUR	700	820
Buzzi Unicem SpA 2.13%, 4/28/2023 (a)	EUR	1,500	1,793
Enel Finance International NV
3.63%, 5/25/2027 (b)		3,570	3,260
3.50%, 4/6/2028 (b)		4,365	3,921
Enel SpA (GBP Swap 5 Year + 5.66%), 7.75%, 9/10/2075 (a) (d)	GBP	2,250	3,291
EVOCA SpA 7.00%, 10/15/2023 (a)	EUR	2,525	3,092
Intesa Sanpaolo SpA			369
5.71%, 1/15/2026 (b)		400
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (c) (d) (e)	EUR	1,800	2,317
3.88%, 7/14/2027 (b)		5,880	5,151
Leonardo SpA
4.50%, 1/19/2021	EUR	4,350	5,528
4.88%, 3/24/2025	EUR	2,375	3,158
Saipem Finance International BV 3.75%, 9/8/2023 (a)	EUR	1,950	2,341
Snaitech SpA 6.38%, 11/7/2021 (a)	EUR	500	609
Telecom Italia Capital SA
6.38%, 11/15/2033		489	497
6.00%, 9/30/2034		282	269
7.20%, 7/18/2036		179	190
7.72%, 6/4/2038		85	94
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	850	1,401
Telecom Italia SpA
3.25%, 1/16/2023 (a)	EUR	4,250	5,291
3.00%, 9/30/2025 (a)	EUR	1,300	1,568
3.63%, 5/25/2026 (a)	EUR	3,534	4,420
UniCredit SpA (EUR Swap Annual 5 Year + 9.30%), 9.25%, 6/3/2022 (a) (c) (d) (e)	EUR	2,100	2,756
Wind Tre SpA
2.63%, 1/20/2023 (a)	EUR	2,900	2,916
3.13%, 1/20/2025 (b)	EUR	1,000	971
5.00%, 1/20/2026 (b)		1,506	1,206

			57,229

Jamaica — 0.1%
Digicel Group Ltd.
8.25%, 9/30/2020 (a)		900	679
7.13%, 4/1/2022 (a)		1,574	1,080

			1,759

Japan — 0.3%
SoftBank Group Corp.
4.00%, 7/30/2022 (a)	EUR	6,000	7,400
3.13%, 9/19/2025 (a)	EUR	1,700	1,853

			9,253

Jordan — 0.0% (h)
Hikma Pharmaceuticals plc 4.25%, 4/10/2020 (a)		900	889

Kazakhstan — 0.5%
KazMunayGas National Co. JSC
4.75%, 4/24/2025 (b)		7,600	7,628
5.38%, 4/24/2030 (b)		4,550	4,550
Nostrum Oil & Gas Finance BV 8.00%, 7/25/2022 (b)		1,700	1,694

			13,872

Kuwait — 0.2%
Kuwait Projects Co. SPC Ltd.
5.00%, 3/15/2023 (a)		2,400	2,409
4.50%, 2/23/2027 (a)		3,226	3,036

			5,445

Luxembourg — 2.5%
Altice Financing SA
5.25%, 2/15/2023 (a)	EUR	3,450	4,160
6.63%, 2/15/2023 (b)		2,005	1,976
7.50%, 5/15/2026 (b)		600	574
Altice Finco SA
4.75%, 1/15/2028 (a)	EUR	1,025	1,031
4.75%, 1/15/2028 (b)	EUR	800	804
Altice Luxembourg SA
7.25%, 5/15/2022 (a)	EUR	4,952	5,759
7.75%, 5/15/2022 (b)		1,750	1,680
6.25%, 2/15/2025 (a)	EUR	2,550	2,900
7.63%, 2/15/2025 (b)		1,235	1,093
ArcelorMittal
2.88%, 7/6/2020 (a)	EUR	800	984
3.00%, 4/9/2021 (a)	EUR	550	685
3.13%, 1/14/2022 (a)	EUR	2,800	3,507
6.50%, 2/25/2022		1,235	1,321
0.95%, 1/17/2023 (a)	EUR	600	688
6.13%, 6/1/2025		660	708
Auris Luxembourg II SA 8.00%, 1/15/2023 (a)	EUR	3,570	4,341
FAGE International SA 5.63%, 8/15/2026 (b)		1,950	1,804
Galapagos SA 5.38%, 6/15/2021 (a)	EUR	975	1,060
Garfunkelux Holdco 2 SA 11.00%, 11/1/2023 (a)	GBP	1,200	1,628
Garfunkelux Holdco 3 SA 7.50%, 8/1/2022 (a)	EUR	1,250	1,481
INEOS Finance plc 4.00%, 5/1/2023 (a)	EUR	3,000	3,578
INEOS Group Holdings SA
5.38%, 8/1/2024 (a)	EUR	1,150	1,404
5.63%, 8/1/2024 (b)		500	503
Intelsat Connect Finance SA 12.50%, 4/1/2022 (b)		625	603

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Luxembourg — continued
Intelsat Jackson Holdings SA
7.25%, 10/15/2020		597	585
7.50%, 4/1/2021		2,600	2,541
5.50%, 8/1/2023		1,227	1,073
8.00%, 2/15/2024 (b)		1,177	1,245
9.75%, 7/15/2025 (b)		140	145
Intelsat Luxembourg SA
7.75%, 6/1/2021		435	359
8.13%, 6/1/2023		205	157
Matterhorn Telecom Holding SA 4.88%, 5/1/2023 (a)	EUR	1,350	1,594
Matterhorn Telecom SA 3.88%, 5/1/2022 (a)	EUR	2,900	3,429
Monitchem HoldCo 3 SA 5.25%, 6/15/2021 (a)	EUR	1,255	1,462
Picard Bondco SA 5.50%, 11/30/2024 (b)	EUR	1,300	1,454
Samsonite Finco SARL 3.50%, 5/15/2026 (b)	EUR	2,342	2,491
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (a) (c) (d) (e)	EUR	4,000	4,863
SIG Combibloc Holdings SCA 7.75%, 2/15/2023 (a)	EUR	5,150	6,261
Telenet Finance VI Luxembourg SCA 4.88%, 7/15/2027 (a)	EUR	2,655	3,369
WFS Global Holding SAS 9.50%, 7/15/2022 (a)	EUR	1,000	1,224

			76,524

Mauritius — 0.0% (h)
Liquid Telecommunications Financing plc 8.50%, 7/13/2022 (a)		1,357	1,405

Mexico — 1.0%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (b) (c) (d) (e)		2,670	2,620
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.45%), 5.75%, 10/4/2031 (b) (d)		1,885	1,749
Banco Nacional de Comercio Exterior SNC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026 (b) (d)		1,900	1,824
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (d)		4,300	3,885
Cemex SAB de CV
5.70%, 1/11/2025 (b)		1,250	1,225
6.13%, 5/5/2025 (b)		600	608
7.75%, 4/16/2026 (b)		1,340	1,443
Comision Federal de Electricidad 4.75%, 2/23/2027 (a)		900	874
Elementia SAB de CV 5.50%, 1/15/2025 (b)		1,940	1,838
Nemak SAB de CV 4.75%, 1/23/2025 (b)		4,300	4,032
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 5.72%, 3/11/2022 (d)		2,681	2,895
6.88%, 8/4/2026		1,940	2,035
5.35%, 2/12/2028 (a)		5,697	5,350
Sixsigma Networks Mexico SA de CV 8.25%, 11/7/2021 (a)		420	443

			30,821

Morocco — 0.2%
OCP SA
5.63%, 4/25/2024 (a)		1,200	1,232
4.50%, 10/22/2025 (a)		3,360	3,217

			4,449

Netherlands — 1.1%
ABN AMRO Bank NV
(EUR Swap Annual 5 Year + 5.45%), 5.75%, 9/22/2020 (a) (c) (d) (e)	EUR	3,900	4,844
4.75%, 7/28/2025 (b)		3,555	3,559
Hema Bondco I BV (EURIBOR 3 Month + 6.25%), 6.25%, 7/15/2022 (a) (d)	EUR	1,400	1,596
Hema Bondco II BV 8.50%, 1/15/2023 (a)	EUR	450	504
ING Groep NV
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (a) (c) (d) (e)		3,750	3,866
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (c) (d) (e)		2,200	2,193
Lincoln Finance Ltd. 6.88%, 4/15/2021 (a)	EUR	1,600	1,935
Sunshine Mid BV 6.50%, 5/15/2026 (b)	EUR	1,250	1,417
UPC Holding BV 5.50%, 1/15/2028 (b)		200	183
UPCB Finance IV Ltd.
5.38%, 1/15/2025 (b)		1,950	1,872
4.00%, 1/15/2027 (a)	EUR	1,750	2,107
UPCB Finance VII Ltd. 3.63%, 6/15/2029 (a)	EUR	1,250	1,439
Ziggo Bond Finance BV
4.63%, 1/15/2025 (a)	EUR	3,450	4,042
5.88%, 1/15/2025 (b)		715	675

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Netherlands — continued
Ziggo BV
3.75%, 1/15/2025 (a)	EUR	1,400	1,637
4.25%, 1/15/2027 (a)	EUR	1,000	1,170
5.50%, 1/15/2027 (b)		435	415

			33,454

Nigeria — 0.1%
IHS Netherlands Holdco BV 9.50%, 10/27/2021 (b)		1,600	1,616
United Bank for Africa plc 7.75%, 6/8/2022 (a)		1,200	1,220

			2,836

Norway — 0.0% (h)
Aker BP ASA 5.88%, 3/31/2025 (b)		255	263

Panama — 0.0% (h)
Global Bank Corp. 5.13%, 10/30/2019 (a)		700	709

Peru — 0.2%
Nexa Resources SA 5.38%, 5/4/2027 (a)		2,600	2,512
Southern Copper Corp. 5.88%, 4/23/2045		3,070	3,313

			5,825

Portugal — 0.4%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075 (a) (d)	EUR	2,800	3,575
EDP Finance BV
5.25%, 1/14/2021 (b)		400	414
2.38%, 3/23/2023 (a)	EUR	2,000	2,507
3.63%, 7/15/2024 (b)		4,130	4,027

			10,523

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022 (a)		2,600	2,486
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020 (a)		1,693	1,729

			4,215

Saudi Arabia — 0.1%
Dar Al-Arkan Sukuk Co. Ltd. 6.88%, 4/10/2022 (a)		2,431	2,395

South Korea — 0.2%
MagnaChip Semiconductor SA 5.00%, 3/1/2021		1,360	2,047
Woori Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 5/16/2022 (a) (c) (d) (e)		4,150	4,010

			6,057

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA (EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021 (a) (c) (d) (e)	EUR	3,400	4,491
Banco Santander SA 3.25%, 4/4/2026 (a)	EUR	800	975
Bankia SA (EUR Swap Annual 5 Year + 5.82%), 6.00%, 7/18/2022 (a) (c) (d) (e)	EUR	1,600	1,898
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a) (c) (d) (e)	EUR	5,200	6,490
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027 (a) (d)	EUR	3,200	3,889
Cellnex Telecom SA 2.88%, 4/18/2025 (a)	EUR	900	1,047
Cirsa Funding Luxembourg SA 5.75%, 5/15/2021 (a)	EUR	2,250	2,693
eDreams ODIGEO SA 8.50%, 8/1/2021 (a)	EUR	1,619	1,967
Gas Natural Fenosa Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022 (a) (c) (d) (e)	EUR	1,800	2,202
Gestamp Funding Luxembourg SA 3.50%, 5/15/2023 (a)	EUR	1,646	1,973
Grifols SA 3.20%, 5/1/2025 (a)	EUR	1,500	1,740
Grupo-Antolin Irausa SA 3.25%, 4/30/2024 (a)	EUR	1,500	1,737
Repsol International Finance BV
(EUR Swap Annual 6 Year + 3.56%), 3.88%, 3/25/2021 (a) (c) (d) (e)	EUR	336	413
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (d)	EUR	4,612	5,704
Telefonica Emisiones SAU
4.67%, 3/6/2038		930	888
5.21%, 3/8/2047		1,280	1,280
Telefonica Europe BV
(EUR Swap Annual 5 Year + 3.81%), 4.20%, 12/4/2019 (a) (c) (d) (e)	EUR	500	609
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 6/7/2023 (a) (c) (d) (e)	EUR	2,900	3,246
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 12/4/2023 (a) (c) (d) (e)	EUR	1,400	1,575

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Spain — continued
(EUR Swap Annual 10 Year + 4.30%), 5.88%, 3/31/2024 (a) (c) (d) (e)	EUR	5,700	7,380

			52,197

Sweden — 0.4%
Nordea Bank AB (USD Swap Semi 5 Year + 3.39%), 6.13%, 9/23/2024 (b) (c) (d) (e)		1,950	1,933
Telefonaktiebolaget LM Ericsson 1.88%, 3/1/2024 (a)	EUR	1,150	1,319
Verisure Holding AB 6.00%, 11/1/2022 (a)	EUR	2,835	3,459
Verisure Midholding AB 5.75%, 12/1/2023 (a)	EUR	2,100	2,417
Volvo Car AB
3.25%, 5/18/2021 (a)	EUR	1,000	1,250
2.00%, 1/24/2025 (a)	EUR	2,350	2,730

			13,108

Switzerland — 1.0%
Credit Suisse AG 6.50%, 8/8/2023 (b)		1,938	2,071
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (b) (c) (d) (e)		7,280	7,626
4.28%, 1/9/2028 (b)		1,575	1,535
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (d)		1,585	1,491
Dufry Finance SCA 4.50%, 8/1/2023 (a)	EUR	2,200	2,665
Dufry One BV 2.50%, 10/15/2024 (a)	EUR	2,350	2,748
Glencore Finance Europe Ltd. 1.63%, 1/18/2022 (a)	EUR	900	1,082
UBS AG 5.13%, 5/15/2024 (a)		1,404	1,411
UBS Group AG
(USD Swap Semi 5 Year + 5.46%), 7.13%, 2/19/2020 (a) (c) (d) (e)		723	742
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (a) (c) (d) (e)	EUR	4,950	6,300
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (c) (d) (e)		2,750	2,842

			30,513

Turkey — 0.6%
Akbank Turk A/S (USD Swap Semi 5 Year + 4.03%), 6.80%, 4/27/2028 (a) (d)		4,050	3,711
Petkim Petrokimya Holding A/S 5.88%, 1/26/2023 (a)		3,103	2,917
QNB Finansbank A/S
6.25%, 4/30/2019 (a)		700	703
4.88%, 5/19/2022 (a)		3,190	2,983
Turkiye Garanti Bankasi A/S
5.25%, 9/13/2022 (a)		3,340	3,190
(USD Swap Semi 5 Year + 4.22%), 6.13%, 5/24/2027 (a) (d)		3,950	3,673
Turkiye Sise ve Cam Fabrikalari A/S 4.25%, 5/9/2020 (a)		1,550	1,519

			18,696

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022 (b)		164	156
5.00%, 8/1/2024 (b)		390	367
EMG SUKUK Ltd. 4.56%, 6/18/2024 (a)		2,800	2,776
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (b)		968	987

			4,286

United Kingdom — 4.0%
Barclays plc
(GBP Swap 5 Year + 6.46%), 7.25%, 3/15/2023 (a) (c) (d) (e)	GBP	800	1,113
4.38%, 9/11/2024		2,800	2,714
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/2025 (a) (d)	EUR	2,400	2,872
5.20%, 5/12/2026		695	681
4.84%, 5/9/2028		710	671
BAT Capital Corp.
3.56%, 8/15/2027 (b)		6,345	5,968
4.39%, 8/15/2037 (b)		4,260	4,065
British Telecommunications plc 1.75%, 3/10/2026 (a)	EUR	2,500	2,960
CNH Industrial Finance Europe SA 2.88%, 5/17/2023 (a)	EUR	1,800	2,268
CPUK Finance Ltd. 4.25%, 8/28/2022 (a)	GBP	1,750	2,338
Fiat Chrysler Automobiles NV
4.50%, 4/15/2020		273	275
5.25%, 4/15/2023		1,360	1,370
3.75%, 3/29/2024 (a)	EUR	5,200	6,573
Galaxy Bidco Ltd. 6.38%, 11/15/2020 (a)	GBP	1,400	1,856
HBOS Capital Funding LP (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.85%), 6.46%, 11/30/2018 (a) (c) (d) (e)	GBP	530	718
HSBC Holdings plc 3.40%, 3/8/2021		3,000	3,006
(EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023 (a) (c) (d) (e)	EUR	2,700	3,543

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United Kingdom — continued
4.25%, 3/14/2024		3,095	3,111
(ICE LIBOR USD 3 Month + 1.00%), 3.33%, 5/18/2024 (d)		8,991	8,958
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027 (c) (d) (e)		2,225	2,130
Iceland Bondco plc
6.75%, 7/15/2024 (a)	GBP	1,400	1,909
4.63%, 3/15/2025 (a)	GBP	1,375	1,649
Jaguar Land Rover Automotive plc
4.13%, 12/15/2018 (b)		500	502
4.25%, 11/15/2019 (b)		200	200
4.50%, 10/1/2027 (b)		611	541
KCA Deutag UK Finance plc
7.25%, 5/15/2021 (b)		410	395
9.88%, 4/1/2022 (b)		400	410
Lloyds Banking Group plc
(EUR Swap Annual 5 Year + 5.29%), 6.37%, 6/27/2020 (a) (c) (d) (e)	EUR	2,800	3,494
(GBP Swap 5 Year + 5.01%), 7.63%, 6/27/2023 (a) (c) (d) (e)	GBP	800	1,177
Merlin Entertainments plc 2.75%, 3/15/2022 (a)	EUR	1,400	1,684
Nationwide Building Society
(GBP Swap 5 Year + 4.88%), 6.88%, 6/20/2019 (a) (c) (d) (e)	GBP	1,380	1,892
4.00%, 9/14/2026 (b)		3,000	2,798
New Look Secured Issuer plc 6.50%, 7/1/2022 (a)	GBP	1,550	892
NGG Finance plc (GBP Swap 12 Year + 3.48%), 5.63%, 6/18/2073 (a) (d)	GBP	710	1,030
Noble Holding International Ltd.
7.75%, 1/15/2024		174	163
7.88%, 2/1/2026 (b)		352	359
Nomad Foods Bondco plc 3.25%, 5/15/2024 (a)	EUR	1,600	1,880
Pizzaexpress Financing 2 plc 6.63%, 8/1/2021 (a)	GBP	880	1,098
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (c) (d) (e)		2,000	2,164
6.13%, 12/15/2022		1,645	1,740
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (d)		3,185	3,105
6.00%, 12/19/2023		1,402	1,488
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)		4,000	3,992
Santander UK Group Holdings plc 4.75%, 9/15/2025 (b)		1,520	1,497
Standard Life Aberdeen plc
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.85%), 6.75%, 7/12/2027 (a) (c) (d) (e)	GBP	638	1,102
Synlab Unsecured Bondco plc 8.25%, 7/1/2023 (a)	EUR	2,750	3,398
Tesco Corporate Treasury Services plc 2.50%, 7/1/2024 (a)	EUR	7,200	8,880
Tesco plc 6.13%, 2/24/2022	GBP	1,000	1,519
TI Group Automotive Systems LLC 8.75%, 7/15/2023 (b)		417	435
Virgin Media Finance plc
4.50%, 1/15/2025 (a)	EUR	3,100	3,666
5.75%, 1/15/2025 (b)		200	189
Virgin Media Secured Finance plc
5.25%, 1/15/2026 (b)		205	192
5.50%, 8/15/2026 (b)		775	735
Vodafone Group plc 4.38%, 5/30/2028		4,755	4,716
Worldpay Finance plc
3.75%, 11/15/2022 (a)	EUR	2,500	3,149

			121,230

United States — 25.3%
21st Century Fox America, Inc. 4.95%, 10/15/2045		2,500	2,693
A10 Revolving Asset Financing LLC + 0.00%), 7.88%, 1/9/2020 ‡ (d)		250	250
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024		330	342
ACCO Brands Corp. 5.25%, 12/15/2024 (b)		1,920	1,920
ACE Cash Express, Inc. 12.00%, 12/15/2022 (b)		893	985
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (a)	EUR	1,725	1,967
ADT Corp. (The) 4.13%, 6/15/2023		1,040	952
Advanced Micro Devices, Inc. 7.00%, 7/1/2024		186	196
AES Corp.
5.50%, 4/15/2025		1,735	1,753
5.13%, 9/1/2027		179	176
Ahern Rentals, Inc. 7.38%, 5/15/2023 (b)		918	895
Air Lease Corp. 3.00%, 9/15/2023		1,260	1,205
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (b)		1,275	1,202
Aircastle Ltd.
7.63%, 4/15/2020		310	331
5.13%, 3/15/2021		465	477
AK Steel Corp. 7.00%, 3/15/2027		275	263

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Albertsons Cos. LLC
6.63%, 6/15/2024		346	325
5.75%, 3/15/2025		1,391	1,224
Alcoa Nederland Holding BV 6.75%, 9/30/2024 (b)		350	370
Aleris International, Inc. 7.88%, 11/1/2020		209	211
Alliance Data Systems Corp.
5.88%, 11/1/2021 (b)		509	518
5.38%, 8/1/2022 (b)		543	546
Allison Transmission, Inc. 4.75%, 10/1/2027 (b)		777	727
Ally Financial, Inc.
4.75%, 9/10/2018		250	251
4.13%, 3/30/2020		1,000	1,004
4.25%, 4/15/2021		420	422
4.13%, 2/13/2022		600	595
4.63%, 5/19/2022		290	291
4.63%, 3/30/2025		2,530	2,498
8.00%, 11/1/2031		455	546
Altice US Finance I Corp.
5.38%, 7/15/2023 (b)		560	551
5.50%, 5/15/2026 (b)		535	514
Altria Group, Inc.
4.00%, 1/31/2024		1,500	1,527
4.25%, 8/9/2042		1,165	1,091
3.88%, 9/16/2046		965	859
AMC Entertainment Holdings, Inc.
5.88%, 2/15/2022		320	324
5.75%, 6/15/2025		1,590	1,554
6.13%, 5/15/2027		107	103
AMC Networks, Inc.
5.00%, 4/1/2024		258	251
4.75%, 8/1/2025		278	261
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		1,367	1,410
6.25%, 4/1/2025		3,813	3,765
6.25%, 3/15/2026		288	279
6.50%, 4/1/2027		1,180	1,153
American International Group, Inc. 3.90%, 4/1/2026		1,750	1,706
American Tower Corp.
REIT, 3.38%, 10/15/2026		2,390	2,218
REIT, 3.60%, 1/15/2028		2,825	2,649
American Tower Trust #1 REIT, 3.65%, 3/23/2028 (b)		3,115	3,100
American Woodmark Corp. 4.88%, 3/15/2026 (b)		195	186
AmeriGas Partners LP 5.50%, 5/20/2025		575	558
Amgen, Inc. 2.65%, 5/11/2022		942	913
Amkor Technology, Inc.
6.63%, 6/1/2021		1,950	1,954
6.38%, 10/1/2022		1,000	1,021
Anadarko Petroleum Corp. 3.45%, 7/15/2024		2,500	2,427
Analog Devices, Inc. 4.50%, 12/5/2036		190	189
Andeavor Logistics LP 6.25%, 10/15/2022		375	391
Anixter, Inc. 5.50%, 3/1/2023		320	330
Antero Resources Corp.
5.38%, 11/1/2021		500	506
5.13%, 12/1/2022		1,850	1,859
Apergy Corp. 6.38%, 5/1/2026 (b)		60	61
Aramark International Finance SARL 3.13%, 4/1/2025 (a)	EUR	2,000	2,383
Archrock Partners LP 6.00%, 10/1/2022		78	78
Arconic, Inc.
5.40%, 4/15/2021		250	257
5.13%, 10/1/2024		1,075	1,079
5.90%, 2/1/2027		922	929
6.75%, 1/15/2028		83	88
Ashland LLC 4.75%, 8/15/2022		1,425	1,430
AT&T, Inc.
3.90%, 3/11/2024		5,890	5,889
3.15%, 9/4/2036	EUR	900	1,062
4.30%, 12/15/2042		80	70
4.75%, 5/15/2046		880	810
Avaya, Inc. 7.00%, 4/1/2019 ‡ (f)		1,120	—	(i)
Avis Budget Car Rental LLC
5.50%, 4/1/2023		1,830	1,761
6.38%, 4/1/2024 (b)		925	907
Avis Budget Finance plc 4.13%, 11/15/2024 (a)	EUR	850	1,010
Axalta Coating Systems LLC
4.25%, 8/15/2024 (a)	EUR	2,350	2,875
4.88%, 8/15/2024 (b)		310	306
B&G Foods, Inc. 5.25%, 4/1/2025		8	8
Ball Corp.
4.38%, 12/15/2023	EUR	2,700	3,538
4.88%, 3/15/2026		133	132
Bank of America Corp.
Series K, (ICE LIBOR USD 3 Month + 3.63%), 5.99%, 7/30/2018 (c) (d) (e)		16	16
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)		2,620	2,584
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)		12,205	11,846
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (c) (d) (e)		466	485

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (c) (d) (e)		235	242
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (c) (d) (e)		474	499
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (c) (d) (e)		6,630	6,555
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)		1,875	1,847
Belden, Inc. 3.38%, 7/15/2027 (a)	EUR	2,000	2,247
Berry Global, Inc. 5.50%, 5/15/2022		400	407
Blue Cube Spinco LLC 10.00%, 10/15/2025		158	184
Blue Racer Midstream LLC 6.13%, 11/15/2022 (b)		1,515	1,542
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (b)		175	172
Boyd Gaming Corp.
6.88%, 5/15/2023		652	684
6.38%, 4/1/2026		545	559
Boyne USA, Inc. 7.25%, 5/1/2025 (b)		427	443
Brink’s Co. (The) 4.63%, 10/15/2027 (b)		290	261
Bristow Group, Inc.
6.25%, 10/15/2022		125	96
8.75%, 3/1/2023 (b)		247	242
Broadcom Corp. 3.63%, 1/15/2024		2,550	2,482
Buckeye Partners LP 3.95%, 12/1/2026		1,970	1,837
(ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078 (d)		230	216
Cablevision Systems Corp. 8.00%, 4/15/2020		582	614
California Resources Corp. 8.00%, 12/15/2022 (b)		401	354
Callon Petroleum Co. 6.13%, 10/1/2024		244	246
Calpine Corp. 6.00%, 1/15/2022 (b)		1,000	1,018
Camelot Finance SA 7.88%, 10/15/2024 (b)		570	584
Capital One Financial Corp.
3.50%, 6/15/2023		2,890	2,836
4.20%, 10/29/2025		3,000	2,939
3.75%, 3/9/2027		670	639
3.80%, 1/31/2028		2,930	2,788
Carlyle Promissory Note 4.35%, 7/15/2019 ‡		10	10
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023		716	725
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (b)		117	113
CB Escrow Corp. 8.00%, 10/15/2025 (b)		405	379
CB T-MOBILE USA, Inc.
6.38%, 3/1/2025		1,436	—	(i)
4.50%, 2/1/2026		236	—
4.75%, 2/1/2028		236	—
CBS Radio, Inc. 7.25%, 11/1/2024 (b)		615	590
CCO Holdings LLC
5.75%, 9/1/2023		405	408
5.75%, 1/15/2024		190	190
5.88%, 4/1/2024 (b)		4,190	4,227
5.38%, 5/1/2025 (b)		681	664
5.75%, 2/15/2026 (b)		4,280	4,193
5.50%, 5/1/2026 (b)		2,635	2,543
5.13%, 5/1/2027 (b)		6,076	5,689
5.88%, 5/1/2027 (b)		185	182
5.00%, 2/1/2028 (b)		2,697	2,495
CDW LLC 5.00%, 9/1/2025		970	958
Central Garden & Pet Co. 6.13%, 11/15/2023		1,000	1,040
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021		315	323
Series T, 5.80%, 3/15/2022		360	354
Series W, 6.75%, 12/1/2023		1,380	1,382
Series Y, 7.50%, 4/1/2024		120	123
CF Industries, Inc.
3.45%, 6/1/2023		185	175
4.50%, 12/1/2026 (b)		2,360	2,334
Charter Communications Operating LLC 4.91%, 7/23/2025		2,868	2,916
Chemours Co. (The)
6.63%, 5/15/2023		735	772
7.00%, 5/15/2025		195	209
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025		285	297
Cheniere Energy Partners LP
5.25%, 10/1/2025 (b)		265	258
Chesapeake Energy Corp.
4.88%, 4/15/2022		401	390
8.00%, 12/15/2022 (b)		1,300	1,375
8.00%, 1/15/2025		1,054	1,047
8.00%, 6/15/2027		596	592
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (b)		215	192
Cinemark USA, Inc. 5.13%, 12/15/2022		210	212
CIT Group, Inc. 5.38%, 5/15/2020		26	27
5.00%, 8/15/2022		620	630
5.25%, 3/7/2025		343	348

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
CITGO Petroleum Corp. 6.25%, 8/15/2022 (b)		363	361
Citigroup, Inc.
2.40%, 2/18/2020		2,690	2,663
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (c) (d) (e)		3,488	3,584
2.65%, 10/26/2020		2,695	2,661
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)		3,660	3,601
3.88%, 3/26/2025		2,730	2,652
4.40%, 6/10/2025		2,855	2,859
3.20%, 10/21/2026		1,980	1,847
Claire’s Stores, Inc.
9.00%, 3/15/2019 (b) (f)		1,925	1,121
6.13%, 3/15/2020 (b) (f)		250	143
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020		4,045	4,030
Series B, 6.50%, 11/15/2022		8,483	8,663
Clearwater Paper Corp. 4.50%, 2/1/2023		745	691
CNG Holdings, Inc. 9.38%, 5/15/2020 (b)		580	577
CNO Financial Group, Inc. 5.25%, 5/30/2025		670	673
CNX Midstream Partners LP 6.50%, 3/15/2026 (b)		140	137
Cogent Communications Finance, Inc. 5.63%, 4/15/2021 (b)		1,000	1,000
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (b)		535	543
Comcast Corp.
3.20%, 7/15/2036		1,750	1,474
4.60%, 8/15/2045		2,310	2,224
3.40%, 7/15/2046		2,000	1,616
Commercial Metals Co. 4.88%, 5/15/2023		405	394
CommScope Technologies LLC
6.00%, 6/15/2025 (b)		3,534	3,543
5.00%, 3/15/2027 (b)		142	133
CommScope, Inc. 5.50%, 6/15/2024 (b)		681	683
Community Health Systems, Inc.
7.13%, 7/15/2020		870	735
5.13%, 8/1/2021		563	529
6.88%, 2/1/2022		961	505
6.25%, 3/31/2023		441	411
Concho Resources, Inc.
3.75%, 10/1/2027		1,123	1,085
4.88%, 10/1/2047		377	387
Constellium NV
6.63%, 3/1/2025 (b)		545	543
4.25%, 2/15/2026 (b)	EUR	541	628
4.25%, 2/15/2026 (a)	EUR	1,700	1,974
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (b)		1,345	1,315
CoreCivic, Inc. REIT, 4.63%, 5/1/2023		800	786
Cornerstone Chemical Co. 6.75%, 8/15/2024 (b)		217	215
Coty, Inc.
4.00%, 4/15/2023 (b)	EUR	1,058	1,240
6.50%, 4/15/2026 (b)		900	867
Covanta Holding Corp. 5.88%, 3/1/2024		158	155
Crestwood Midstream Partners LP 6.25%, 4/1/2023		555	565
Crown Americas LLC 4.75%, 2/1/2026 (b)		274	259
Crown European Holdings SA
4.00%, 7/15/2022 (a)	EUR	3,250	4,134
2.63%, 9/30/2024 (a)	EUR	2,000	2,315
CSC Holdings LLC
8.63%, 2/15/2019		129	134
6.75%, 11/15/2021		242	256
10.13%, 1/15/2023 (b)		1,200	1,331
5.25%, 6/1/2024		430	406
6.63%, 10/15/2025 (b)		200	206
5.50%, 4/15/2027 (b)		200	191
5.38%, 2/1/2028 (b)		400	374
CSI Compressco LP
7.25%, 8/15/2022		80	75
7.50%, 4/1/2025 (b)		170	171
CURO Financial Technologies Corp. 12.00%, 3/1/2022 (b)		282	307
CVR Partners LP 9.25%, 6/15/2023 (b)		750	771
CVS Health Corp.
4.30%, 3/25/2028		2,535	2,516
4.78%, 3/25/2038		3,030	3,005
CyrusOne LP
REIT, 5.00%, 3/15/2024		153	153
REIT, 5.38%, 3/15/2027		143	144
Dana, Inc. 5.50%, 12/15/2024		1,910	1,922
Darling Global Finance BV 3.63%, 5/15/2026 (b)	EUR	1,428	1,674
DaVita, Inc.
5.13%, 7/15/2024		116	113
5.00%, 5/1/2025		800	758
DCP Midstream Operating LP
3.88%, 3/15/2023		660	635
6.75%, 9/15/2037 (b)		610	652
Dean Foods Co.
6.50%, 3/15/2023 (b)		314	308
Dell International LLC
5.88%, 6/15/2021 (b)		470	482
7.13%, 6/15/2024 (b)		637	685
6.02%, 6/15/2026 (b)		4,425	4,667
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025		286	295
Diamondback Energy, Inc. 4.75%, 11/1/2024		150	145

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Diebold Nixdorf, Inc. 8.50%, 4/15/2024		620	605
DISH DBS Corp.
6.75%, 6/1/2021		754	752
5.88%, 7/15/2022		2,595	2,426
5.00%, 3/15/2023		1,309	1,131
5.88%, 11/15/2024		6,021	5,000
7.75%, 7/1/2026		3,106	2,679
DJO Finance LLC 8.13%, 6/15/2021 (b)		500	503
Dole Food Co., Inc. 7.25%, 6/15/2025 (b)		283	281
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (b)		968	976
Eldorado Resorts, Inc. 6.00%, 4/1/2025		643	640
Embarq Corp. 8.00%, 6/1/2036		2,789	2,650
EMC Corp. 2.65%, 6/1/2020		440	429
Encompass Health Corp.
5.75%, 11/1/2024		890	903
5.75%, 9/15/2025		650	663
Endo Dac 6.00%, 2/1/2025 (b)		980	696
Endo Finance LLC 5.75%, 1/15/2022 (b)		152	127
Energizer Holdings, Inc. 5.50%, 6/15/2025 (b)		1,400	1,372
EnerSys 5.00%, 4/30/2023 (b)		495	489
Ensco plc
8.00%, 1/31/2024		156	156
5.20%, 3/15/2025		656	549
7.75%, 2/1/2026		211	201
Entegris, Inc. 4.63%, 2/10/2026 (b)		1,210	1,160
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (d)		1,960	1,847
Envision Healthcare Corp.
5.13%, 7/1/2022 (b)		400	401
5.63%, 7/15/2022		677	688
EP Energy LLC
9.38%, 5/1/2024 (b)		1,835	1,450
8.00%, 11/29/2024 (b)		938	928
8.00%, 2/15/2025 (b)		760	551
7.75%, 5/15/2026 (b)		691	703
Equinix, Inc.
REIT, 5.38%, 1/1/2022		38	39
REIT, 5.38%, 4/1/2023		500	511
REIT, 5.75%, 1/1/2025		27	27
REIT, 2.88%, 10/1/2025	EUR	4,875	5,471
REIT, 5.88%, 1/15/2026		1,321	1,346
REIT, 5.38%, 5/15/2027		485	487
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (b)		951	914
Exela Intermediate LLC 10.00%, 7/15/2023 (b)		905	927
Exelon Generation Co. LLC 4.25%, 6/15/2022		1,565	1,605
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)		650	644
First Data Corp.
5.38%, 8/15/2023 (b)		4,810	4,878
7.00%, 12/1/2023 (b)		559	585
5.00%, 1/15/2024 (b)		45	45
5.75%, 1/15/2024 (b)		3,639	3,653
FirstEnergy Corp. Series B, 3.90%, 7/15/2027		4,885	4,785
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (b)		385	433
Ford Motor Credit Co. LLC
3.20%, 1/15/2021		2,575	2,560
3.66%, 9/8/2024		3,000	2,887
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		1,190	1,146
3.88%, 3/15/2023		2,355	2,264
5.40%, 11/14/2034		600	552
Frontier Communications Corp.
7.13%, 3/15/2019		355	359
10.50%, 9/15/2022		154	139
6.88%, 1/15/2025		660	422
11.00%, 9/15/2025		646	517
8.50%, 4/1/2026 (b)		195	189
FXI Holdings, Inc. 7.88%, 11/1/2024 (b)		292	289
Gartner, Inc. 5.13%, 4/1/2025 (b)		84	83
GCI, Inc. 6.88%, 4/15/2025		500	521
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		2,975	2,849
General Electric Co.
3.45%, 5/15/2024		748	735
2.13%, 5/17/2037	EUR	400	435
4.50%, 3/11/2044		3,550	3,440
General Motors Co.
5.15%, 4/1/2038		1,600	1,551
5.20%, 4/1/2045		2,035	1,925
Genesis Energy LP 6.00%, 5/15/2023		731	713
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (b)		801	886
GEO Group, Inc. (The)
REIT, 5.13%, 4/1/2023		1,105	1,085
REIT, 5.88%, 10/15/2024		1,465	1,447
Global Partners LP 7.00%, 6/15/2023		676	671
GLP Capital LP 5.25%, 6/1/2025		280	280

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Golden Nugget, Inc. 6.75%, 10/15/2024 (b)		939	950
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 5/10/2019 (c) (d) (e)		225	229
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (c) (d) (e)		4,681	4,776
2.63%, 4/25/2021		910	892
2.35%, 11/15/2021		5,085	4,904
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (c) (d) (e)		6,615	6,291
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)		945	915
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)		2,220	2,146
(ICE LIBOR USD 3 Month + 1.60%), 3.92%, 11/29/2023 (d)		2,590	2,688
4.25%, 10/21/2025		1,815	1,798
(ICE LIBOR USD 3 Month + 1.17%), 3.49%, 5/15/2026 (d)		3,806	3,783
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (c) (d) (e)		484	475
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (d)		3,824	3,652
Goodman Networks, Inc. 8.00%, 5/11/2022 ‡		9	6
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027		962	892
Graham Holdings Co. 5.75%, 6/1/2026 (b)		188	189
Gray Television, Inc.
5.13%, 10/15/2024 (b)		26	25
5.88%, 7/15/2026 (b)		400	378
Gulfport Energy Corp.
6.00%, 10/15/2024		1,177	1,107
6.38%, 1/15/2026		126	120
H&E Equipment Services, Inc. 5.63%, 9/1/2025		330	326
Halcon Resources Corp. 6.75%, 2/15/2025		241	226
Hanesbrands, Inc. 4.88%, 5/15/2026 (b)		699	675
Hardwoods Acquisition, Inc. 7.50%, 8/1/2021 (b)		460	430
Harland Clarke Holdings Corp. 6.88%, 3/1/2020 (b)		170	171
Harris Corp. 4.85%, 4/27/2035		3,820	3,967
HCA, Inc.
7.50%, 2/15/2022		1,275	1,390
5.88%, 5/1/2023		2,099	2,183
5.00%, 3/15/2024		300	302
5.38%, 2/1/2025		8,205	8,061
5.25%, 4/15/2025		500	503
5.88%, 2/15/2026		3,070	3,089
Hecla Mining Co. 6.88%, 5/1/2021		375	382
Herc Rentals, Inc. 7.75%, 6/1/2024 (b)		1,165	1,249
Hertz Corp. (The)
7.63%, 6/1/2022 (b)		2,230	2,172
6.25%, 10/15/2022		1,150	1,026
5.50%, 10/15/2024 (b)		1,475	1,178
Hertz Holdings Netherlands BV
4.13%, 10/15/2021 (a)	EUR	450	528
5.50%, 3/30/2023 (b)	EUR	1,724	1,988
Hexion, Inc. 6.63%, 4/15/2020		1,085	1,024
Hilcorp Energy I LP 5.00%, 12/1/2024 (b)		1,485	1,448
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (b)		1,560	1,599
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026 (b)		200	195
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		122	126
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		130	126
4.88%, 4/1/2027		987	945
Hologic, Inc.
4.38%, 10/15/2025 (b)		477	456
4.63%, 2/1/2028 (b)		156	147
HRG Group, Inc. 7.75%, 1/15/2022		750	770
Hughes Satellite Systems Corp.
5.25%, 8/1/2026		638	607
6.63%, 8/1/2026		348	338
Huntsman International LLC
5.13%, 11/15/2022		1,255	1,292
4.25%, 4/1/2025	EUR	2,550	3,393
Icahn Enterprises LP
5.88%, 2/1/2022		776	784
6.25%, 2/1/2022		237	243
6.38%, 12/15/2025		713	710
iHeartCommunications, Inc. 9.00%, 12/15/2019 (f)		3,270	2,559
IHS Markit Ltd.
5.00%, 11/1/2022 (b)		30	31
4.00%, 3/1/2026 (b)		147	140
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 4.64%, 12/21/2065 (b) (d)		500	473

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.89%, 12/21/2065 (b) (d)		535	510
Infor US, Inc. 6.50%, 5/15/2022		2,385	2,424
Informatica LLC 7.13%, 7/15/2023 (b)		1,333	1,353
Ingevity Corp. 4.50%, 2/1/2026 (b)		234	221
International Game Technology plc
6.25%, 2/15/2022 (b)		1,925	1,988
4.75%, 2/15/2023 (a)	EUR	3,800	4,784
International Paper Co. 4.35%, 8/15/2048		1,450	1,324
inVentiv Group Holdings, Inc. 7.50%, 10/1/2024 (b)		540	570
IQVIA, Inc.
4.88%, 5/15/2023 (b)		82	82
3.50%, 10/15/2024 (a)	EUR	5,050	5,998
3.25%, 3/15/2025 (a)	EUR	2,450	2,825
5.00%, 10/15/2026 (b)		1,390	1,327
IRB Holding Corp. 6.75%, 2/15/2026 (b)		186	176
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024		645	636
REIT, 3.00%, 1/15/2025 (a)	EUR	2,150	2,463
REIT, 4.88%, 9/15/2027 (b)		237	220
REIT, 5.25%, 3/15/2028 (b)		297	280
ITC Holdings Corp. 3.35%, 11/15/2027 (b)		3,290	3,096
Itron, Inc. 5.00%, 1/15/2026 (b)		291	279
Jack Ohio Finance LLC 6.75%, 11/15/2021 (b)		2,000	2,060
Jaguar Holding Co. II 6.38%, 8/1/2023 (b)		44	44
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (b)		36	37
JC Penney Corp., Inc.
5.88%, 7/1/2023 (b)		67	61
8.63%, 3/15/2025 (b)		187	155
Kennedy-Wilson, Inc. 5.88%, 4/1/2024 (b)		257	253
KFC Holding Co. 4.75%, 6/1/2027 (b)		752	707
Kindred Healthcare, Inc. 8.75%, 1/15/2023		650	694
Kinetic Concepts, Inc. 7.88%, 2/15/2021 (b)		1,205	1,238
KLX, Inc. 5.88%, 12/1/2022 (b)		430	449
Kraft Heinz Foods Co.
5.20%, 7/15/2045		1,655	1,654
4.38%, 6/1/2046		565	501
Kraton Polymers LLC 5.25%, 5/15/2026 (b)	EUR	305	358
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (b)		505	524
Kroger Co. (The) 2.65%, 10/15/2026		1,715	1,530
Kronos International, Inc. 3.75%, 9/15/2025 (a)	EUR	1,755	2,012
L Brands, Inc.
5.63%, 10/15/2023		452	462
5.25%, 2/1/2028		671	612
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022 (b)		286	286
5.25%, 10/1/2025 (b)		128	120
Lamar Media Corp. 5.75%, 2/1/2026		46	47
Lennar Corp.
8.38%, 1/15/2021 (b)		210	231
5.88%, 11/15/2024 (b)		94	96
4.75%, 11/29/2027 (b)		996	929
Level 3 Financing, Inc.
5.63%, 2/1/2023		48	48
5.13%, 5/1/2023		198	194
5.38%, 1/15/2024		160	156
5.38%, 5/1/2025		592	573
5.25%, 3/15/2026		153	146
Level 3 Parent LLC 5.75%, 12/1/2022		1,175	1,175
LifePoint Health, Inc. 5.50%, 12/1/2021		20	20
LIN Television Corp. 5.88%, 11/15/2022		233	239
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (b)		115	115
LKQ European Holdings BV 3.63%, 4/1/2026 (b)	EUR	1,599	1,844
LKQ Italia Bondco SpA 3.88%, 4/1/2024 (a)	EUR	1,800	2,199
LPL Holdings, Inc. 5.75%, 9/15/2025 (b)		774	745
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (b)		770	801
Mallinckrodt International Finance SA
5.75%, 8/1/2022 (b)		381	330
5.50%, 4/15/2025 (b)		1,135	905
Marathon Petroleum Corp. 4.75%, 9/15/2044		1,202	1,177
Martin Marietta Materials, Inc.
3.50%, 12/15/2027		2,770	2,589
4.25%, 12/15/2047		1,109	980
Masco Corp.
4.38%, 4/1/2026		3,780	3,781
3.50%, 11/15/2027		695	652
MasTec, Inc. 4.88%, 3/15/2023		650	643

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Match Group, Inc. 5.00%, 12/15/2027 (b)		58	55
Mattel, Inc.
3.15%, 3/15/2023		243	209
6.75%, 12/31/2025 (b)		214	209
MetLife, Inc.
3.00%, 3/1/2025		1,920	1,832
6.40%, 12/15/2036		435	468
MGM Growth Properties Operating Partnership LP REIT, 5.63%, 5/1/2024		250	253
MGM Resorts International
7.75%, 3/15/2022		1,545	1,692
6.00%, 3/15/2023		3,645	3,763
Mohawk Industries, Inc. 2.00%, 1/14/2022	EUR	1,100	1,356
Momentive Performance Materials USA LLC 8.88%, 10/15/2020 ‡ (f)		350	—
Momentive Performance Materials, Inc. 3.88%, 10/24/2021		350	369
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019 (c) (d) (e)		2,670	2,720
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020 (c) (d) (e)		2,470	2,535
3.70%, 10/23/2024		3,110	3,086
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)		615	594
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (d)		3,985	3,734
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (b)		643	667
MPLX LP
4.50%, 4/15/2038		1,995	1,894
5.20%, 3/1/2047		1,185	1,206
MSCI, Inc.
5.25%, 11/15/2024 (b)		155	157
5.38%, 5/15/2027 (b)		189	189
Nabors Industries, Inc. 5.50%, 1/15/2023		325	319
Navistar International Corp. 6.63%, 11/1/2025 (b)		198	204
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021 (b)		2,734	1,955
Netflix, Inc.
5.75%, 3/1/2024		200	205
4.38%, 11/15/2026		364	343
4.88%, 4/15/2028 (b)		1,605	1,525
New Albertsons LP
7.45%, 8/1/2029		197	158
8.70%, 5/1/2030		22	19
8.00%, 5/1/2031		578	478
New Home Co., Inc. (The) 7.25%, 4/1/2022		660	677
Newfield Exploration Co. 5.75%, 1/30/2022		190	199
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (b)		238	228
4.50%, 9/15/2027 (b)		161	150
NGPL PipeCo LLC 4.88%, 8/15/2027 (b)		185	180
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (b)		250	241
Nielsen Finance LLC 5.00%, 4/15/2022 (b)		2,089	2,072
Noble Energy, Inc. 3.85%, 1/15/2028		3,590	3,504
Novelis Corp.
6.25%, 8/15/2024 (b)		440	446
5.88%, 9/30/2026 (b)		890	872
NRG Energy, Inc.
6.25%, 5/1/2024		690	712
6.63%, 1/15/2027		630	651
5.75%, 1/15/2028 (b)		250	247
NRG Yield Operating LLC 5.38%, 8/15/2024		224	224
Nuance Communications, Inc. 5.63%, 12/15/2026		861	839
NuStar Logistics LP 5.63%, 4/28/2027		230	219
NVA Holdings, Inc. 6.88%, 4/1/2026 (b)		240	236
Oasis Petroleum, Inc.
6.88%, 3/15/2022		5	5
6.88%, 1/15/2023		2,020	2,050
OI European Group BV
4.88%, 3/31/2021 (a)	EUR	1,000	1,289
4.00%, 3/15/2023 (b)		190	178
3.13%, 11/15/2024 (a)	EUR	300	356
ONEOK, Inc. 4.00%, 7/13/2027		3,720	3,631
Orbital ATK, Inc. 5.25%, 10/1/2021		8	8
Outfront Media Capital LLC
5.25%, 2/15/2022		5	5
5.63%, 2/15/2024		150	151
5.88%, 3/15/2025		546	551
Owens Corning 4.30%, 7/15/2047		3,295	2,782
Owens-Brockway Glass Container, Inc. 5.38%, 1/15/2025 (b)		500	491
Parker Drilling Co.
7.50%, 8/1/2020		50	47
6.75%, 7/15/2022		268	204
Party City Holdings, Inc. 6.13%, 8/15/2023 (b)		116	118
PBF Logistics LP 6.88%, 5/15/2023		185	187
Peabody Energy Corp. 6.00%, 3/31/2022 (b)		190	194

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Penn Virginia Corp. 8.50%, 5/1/2020 ‡ (f)		300	—	(i)
Penske Automotive Group, Inc. 5.50%, 5/15/2026		681	671
PetSmart, Inc.
7.13%, 3/15/2023 (b)		3,083	1,482
5.88%, 6/1/2025 (b)		1,843	1,272
8.88%, 6/1/2025 (b)		370	177
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (b)		367	354
5.88%, 9/30/2027 (b)		170	160
Plantronics, Inc. 5.50%, 5/31/2023 (b)		1,110	1,104
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (b) (g)		466	481
Post Holdings, Inc.
5.50%, 3/1/2025 (b)		915	901
5.00%, 8/15/2026 (b)		18	17
5.75%, 3/1/2027 (b)		475	460
PPL Capital Funding, Inc. 3.10%, 5/15/2026		3,860	3,604
PQ Corp. 5.75%, 12/15/2025 (b)		99	97
Prime Security Services Borrower LLC 9.25%, 5/15/2023 (b)		1,200	1,272
PSPC Escrow Corp. 6.00%, 2/1/2023 (a)	EUR	2,150	2,601
PVH Corp. 3.13%, 12/15/2027 (a)	EUR	2,300	2,638
QEP Resources, Inc.
6.88%, 3/1/2021		88	93
5.38%, 10/1/2022		515	524
5.63%, 3/1/2026		97	93
Quad/Graphics, Inc. 7.00%, 5/1/2022		15	15
Quicken Loans, Inc.
5.75%, 5/1/2025 (b)		1,095	1,068
5.25%, 1/15/2028 (b)		330	302
Qwest Capital Funding, Inc.
6.88%, 7/15/2028		119	109
7.75%, 2/15/2031		566	516
Qwest Corp. 7.25%, 9/15/2025		50	54
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (b)		2,113	2,150
Radian Group, Inc.
7.00%, 3/15/2021		197	211
4.50%, 10/1/2024		483	460
Rain CII Carbon LLC 7.25%, 4/1/2025 (b)		925	954
Range Resources Corp. 5.00%, 3/15/2023		208	202
Realty Income Corp. REIT, 3.65%, 1/15/2028		1,570	1,507
Revlon Consumer Products Corp. 6.25%, 8/1/2024		400	232
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020		2,839	2,854
6.87%, 2/15/2021		381	386
RHP Hotel Properties LP REIT, 5.00%, 4/15/2023		90	89
Rite Aid Corp. 6.13%, 4/1/2023 (b)		1,000	1,025
Riverbed Technology, Inc. 8.88%, 3/1/2023 (b)		1,000	938
Rockwell Collins, Inc. 3.50%, 3/15/2027		6,830	6,530
Roper Technologies, Inc. 3.80%, 12/15/2026		3,855	3,786
Rowan Cos., Inc.
4.88%, 6/1/2022		379	355
7.38%, 6/15/2025		318	308
RSP Permian, Inc. 6.63%, 10/1/2022		209	218
Sable International Finance Ltd. 6.88%, 8/1/2022 (a)		800	834
Sabre GLBL, Inc. 5.38%, 4/15/2023 (b)		795	803
Sally Holdings LLC 5.63%, 12/1/2025		236	222
SBA Communications Corp. REIT, 4.88%, 9/1/2024		330	309
Scientific Games International, Inc.
10.00%, 12/1/2022		315	338
5.00%, 10/15/2025 (b)		672	648
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023		825	855
5.25%, 12/15/2026		1,695	1,619
Sealed Air Corp. 5.13%, 12/1/2024 (b)		250	253
SemGroup Corp.
5.63%, 11/15/2023		711	663
7.25%, 3/15/2026		680	666
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021 (b)		675	678
Sempra Energy 3.80%, 2/1/2038		3,420	3,170
Sensata Technologies BV
4.88%, 10/15/2023 (b)		1,250	1,250
5.63%, 11/1/2024 (b)		600	623
5.00%, 10/1/2025 (b)		129	130
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (b)		2,065	2,150
Service Corp. International 5.38%, 5/15/2024		162	163
SESI LLC 7.13%, 12/15/2021		96	98
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021		2,915	2,805
3.20%, 9/23/2026		3,000	2,754
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	2,400	2,855
Sinclair Television Group, Inc. 6.13%, 10/1/2022		2,000	2,045

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
5.63%, 8/1/2024 (b)	900	896
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (b)	415	409
6.00%, 7/15/2024 (b)	3,785	3,880
5.38%, 4/15/2025 (b)	540	534
5.00%, 8/1/2027 (b)	477	453
SM Energy Co.
6.50%, 11/15/2021	247	251
5.00%, 1/15/2024	56	53
Solera LLC 10.50%, 3/1/2024 (b)	423	469
Sonic Automotive, Inc. 6.13%, 3/15/2027	63	60
Sotheby’s 4.88%, 12/15/2025 (b)	505	487
Southwestern Energy Co. 6.70%, 1/23/2025	1,313	1,293
Springleaf Finance Corp.
7.75%, 10/1/2021	465	503
5.63%, 3/15/2023	625	617
6.88%, 3/15/2025	545	542
7.13%, 3/15/2026	237	237
Sprint Capital Corp. 8.75%, 3/15/2032	1,520	1,636
Sprint Communications, Inc.
7.00%, 3/1/2020 (b)	630	658
7.00%, 8/15/2020	321	332
9.25%, 4/15/2022	247	282
6.00%, 11/15/2022	1,131	1,123
Sprint Corp.
7.25%, 9/15/2021	22	23
7.88%, 9/15/2023	7,989	8,385
7.13%, 6/15/2024	942	949
7.63%, 2/15/2025	4,734	4,876
7.63%, 3/1/2026	1,756	1,804
SPX FLOW, Inc. 5.63%, 8/15/2024 (b)	665	657
Standard Industries, Inc.
6.00%, 10/15/2025 (b)	421	425
4.75%, 1/15/2028 (b)	420	386
Staples, Inc. 8.50%, 9/15/2025 (b)	2,331	2,184
Station Casinos LLC 5.00%, 10/1/2025 (b)	235	226
Summit Materials LLC
6.13%, 7/15/2023	390	394
5.13%, 6/1/2025 (b)	436	410
Summit Midstream Holdings LLC 5.50%, 8/15/2022	420	410
Sunoco Logistics Partners Operations LP
5.35%, 5/15/2045	2,010	1,848
5.40%, 10/1/2047	1,150	1,075
Sunoco LP
4.88%, 1/15/2023 (b)	382	365
5.50%, 2/15/2026 (b)	176	167
5.88%, 3/15/2028 (b)	80	75
SUPERVALU, Inc.
6.75%, 6/1/2021	281	285
7.75%, 11/15/2022	1,425	1,418
Synchrony Financial 3.95%, 12/1/2027	71	66
Talen Energy Supply LLC 6.50%, 6/1/2025	579	449
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (b)	370	372
Talos Production LLC 11.00%, 4/3/2022 (b)	24	25
Targa Resources Partners LP
5.25%, 5/1/2023	695	700
4.25%, 11/15/2023	565	538
6.75%, 3/15/2024	2,495	2,626
5.00%, 1/15/2028 (b)	490	461
Team Health Holdings, Inc. 6.38%, 2/1/2025 (b)	707	612
TEGNA, Inc. 6.38%, 10/15/2023	1,548	1,602
Teleflex, Inc. 5.25%, 6/15/2024	60	61
Tempur Sealy International, Inc. 5.50%, 6/15/2026	1,520	1,467
Tenet Healthcare Corp.
6.00%, 10/1/2020	200	207
4.50%, 4/1/2021	1,155	1,148
8.13%, 4/1/2022	5,263	5,500
6.75%, 6/15/2023	2,000	1,987
5.13%, 5/1/2025 (b)	400	388
Tennant Co. 5.63%, 5/1/2025	137	136
Terex Corp. 5.63%, 2/1/2025 (b)	1,142	1,133
Terraform Global Operating LLC 6.13%, 3/1/2026 (b)	287	286
TerraForm Power Operating LLC
4.25%, 1/31/2023 (b)	344	332
6.63%, 6/15/2025 (b) (j)	322	343
5.00%, 1/31/2028 (b)	435	410
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020 ‡ (f)	375	3
Time Warner, Inc. 2.95%, 7/15/2026	824	750
T-Mobile USA, Inc.
6.00%, 4/15/2024	315	327
6.38%, 3/1/2025	2,251	2,352
6.50%, 1/15/2026	3,265	3,408
4.50%, 2/1/2026	236	222
4.75%, 2/1/2028	236	221
Toll Brothers Finance Corp.
4.88%, 11/15/2025	450	433
4.35%, 2/15/2028	360	324
TransDigm UK Holdings plc 6.88%, 5/15/2026 (b)	269	275
TransDigm, Inc.
6.50%, 7/15/2024	478	488
6.50%, 5/15/2025	414	420

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Transocean Proteus Ltd. 6.25%, 12/1/2024 (b)		598	607
Transocean, Inc.
5.80%, 10/15/2022		184	183
9.00%, 7/15/2023 (b)		776	836
7.50%, 1/15/2026 (b)		417	423
7.50%, 4/15/2031		220	203
6.80%, 3/15/2038		1,350	1,137
9.35%, 12/15/2041		720	720
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (b)		1,695	1,736
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (b)		161	159
Tronox Finance plc 5.75%, 10/1/2025 (b)		149	145
Tronox, Inc. 6.50%, 4/15/2026 (b)		344	339
Tutor Perini Corp. 6.88%, 5/1/2025 (b)		735	740
Ultra Resources, Inc.
6.88%, 4/15/2022 (b)		1,621	1,088
7.13%, 4/15/2025 (b)		805	499
Unit Corp. 6.63%, 5/15/2021		265	266
United Continental Holdings, Inc. 4.25%, 10/1/2022		283	273
United Rentals North America, Inc.
5.75%, 11/15/2024		2,825	2,910
5.50%, 7/15/2025		385	390
5.88%, 9/15/2026		1,680	1,718
5.50%, 5/15/2027		50	49
4.88%, 1/15/2028		747	701
United States Steel Corp.
6.88%, 8/15/2025		116	119
6.25%, 3/15/2026		560	555
Uniti Group LP REIT, 6.00%, 4/15/2023 (b)		2,389	2,334
Univar USA, Inc. 6.75%, 7/15/2023 (b)		275	284
Univision Communications, Inc.
6.75%, 9/15/2022 (b)		36	37
5.13%, 5/15/2023 (b)		90	85
5.13%, 2/15/2025 (b)		111	102
US Concrete, Inc. 6.38%, 6/1/2024		350	356
USA Compression Partners LP 6.88%, 4/1/2026 (b)		157	162
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (b)		300	302
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/2021 (b)		100	102
6.75%, 8/15/2021 (b)		271	274
5.63%, 12/1/2021 (b)		85	84
6.50%, 3/15/2022 (b)		123	128
7.25%, 7/15/2022 (b)		1,933	1,962
5.50%, 3/1/2023 (b)		114	106
4.50%, 5/15/2023 (a)	EUR	3,050	3,370
5.88%, 5/15/2023 (b)		4,800	4,560
7.00%, 3/15/2024 (b)		263	275
6.13%, 4/15/2025 (b)		3,500	3,238
5.50%, 11/1/2025 (b)		551	541
9.00%, 12/15/2025 (b)		1,073	1,123
8.50%, 1/31/2027 (b)		225	229
Vantiv LLC 3.88%, 11/15/2025 (a)	GBP	1,350	1,734
Venator Finance SARL 5.75%, 7/15/2025 (b)		350	343
VEREIT Operating Partnership LP
REIT, 4.60%, 2/6/2024		2,255	2,257
REIT, 3.95%, 8/15/2027		2,610	2,422
Verizon Communications, Inc.
3.85%, 11/1/2042		710	603
4.13%, 8/15/2046		965	830
Versum Materials, Inc. 5.50%, 9/30/2024 (b)		150	151
Vertiv Group Corp. 9.25%, 10/15/2024 (b)		2,180	2,136
Viacom, Inc.
4.38%, 3/15/2043		167	143
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057 (d)		431	422
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (d)		167	164
ViaSat, Inc. 5.63%, 9/15/2025 (b)		5	5
VICI Properties 1 LLC REIT, 8.00%, 10/15/2023		446	495
Vista Outdoor, Inc. 5.88%, 10/1/2023		965	907
Vistra Energy Corp.
7.38%, 11/1/2022		615	646
5.88%, 6/1/2023		653	669
7.63%, 11/1/2024		35	38
8.13%, 1/30/2026 (b)		354	387
VOC Escrow Ltd. 5.00%, 2/15/2028 (b)		408	384
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019		1,000	998
Weatherford International LLC
9.88%, 3/1/2025 (b)		100	98
6.80%, 6/15/2037		3	2
Weatherford International Ltd.
7.75%, 6/15/2021		40	41
8.25%, 6/15/2023		195	189
9.88%, 2/15/2024		311	306
6.50%, 8/1/2036		394	306
7.00%, 3/15/2038		25	20
6.75%, 9/15/2040		10	8
5.95%, 4/15/2042		474	352
Welbilt, Inc. 9.50%, 2/15/2024		1,070	1,180

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
WellCare Health Plans, Inc. 5.25%, 4/1/2025		710	708
Wells Fargo & Co. 4.90%, 11/17/2045		1,210	1,214
WESCO Distribution, Inc. 5.38%, 6/15/2024		325	325
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (b)		64	61
Western Digital Corp. 4.75%, 2/15/2026		676	665
Whiting Petroleum Corp.
5.75%, 3/15/2021		1,250	1,275
6.63%, 1/15/2026 (b)		286	293
Williams Cos., Inc. (The) 4.55%, 6/24/2024		1,115	1,119
Williams Partners LP 4.00%, 9/15/2025		5,660	5,536
Windstream Services LLC
7.75%, 10/15/2020		25	22
6.38%, 8/1/2023 (b)		713	403
6.38%, 8/1/2023		295	170
8.75%, 12/15/2024 (b)		2,193	1,327
WMG Acquisition Corp.
5.63%, 4/15/2022 (b)		351	357
4.13%, 11/1/2024 (a)	EUR	925	1,125
5.50%, 4/15/2026 (b)		296	293
WPX Energy, Inc.
6.00%, 1/15/2022		81	85
8.25%, 8/1/2023		1,020	1,158
5.75%, 6/1/2026		227	226
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (b)		320	319
Wyndham Worldwide Corp.
4.15%, 4/1/2024		174	172
5.10%, 10/1/2025		80	83
4.50%, 4/1/2027		174	171
Wynn Las Vegas LLC 5.50%, 3/1/2025 (b)		1,730	1,695
XPO Logistics, Inc. 6.50%, 6/15/2022 (b)		2,007	2,055
Zayo Group LLC
6.00%, 4/1/2023		370	375
6.38%, 5/15/2025		1,195	1,211
5.75%, 1/15/2027 (b)		752	728

			764,172

TOTAL CORPORATE BONDS (COST $1,675,099)			1,640,549

FOREIGN GOVERNMENT SECURITIES — 14.1%
Angola — 0.3%
Republic of Angola
9.50%, 11/12/2025 (b)		3,014	3,376
8.25%, 5/9/2028 (b)		4,200	4,336

			7,712

Argentina — 0.6%
Bonos de la Nacion Argentina con Ajuste por CER 4.00%, 3/6/2020 (d)	ARS	151,238	6,022
Provincia de Buenos Aires
9.95%, 6/9/2021 (a)		2,170	2,278
5.38%, 1/20/2023 (a)	EUR	1,518	1,713
9.13%, 3/16/2024 (b)		1,518	1,548
Republic of Argentina
6.88%, 4/22/2021		1,876	1,885
3.88%, 1/15/2022 (a)	EUR	3,356	3,851

			17,297

Azerbaijan — 0.2%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)		5,530	4,590

Belarus — 0.1%
Republic of Belarus
6.88%, 2/28/2023 (b)		1,360	1,428
7.63%, 6/29/2027 (b)		1,950	2,086

			3,514

Colombia — 0.1%
Republic of Colombia 5.00%, 6/15/2045		4,620	4,468

Croatia — 0.2%
Republic of Croatia 5.50%, 4/4/2023 (a)		4,950	5,167

Dominican Republic — 0.1%
Government of Dominican Republic 6.88%, 1/29/2026 (b)		4,060	4,303

Ecuador — 0.3%
Republic of Ecuador
10.50%, 3/24/2020 (a)		6,600	6,848
10.75%, 3/28/2022 (b)		2,730	2,866

			9,714

Egypt — 0.5%
Arab Republic of Egypt
5.75%, 4/29/2020 (a)		5,700	5,842
6.13%, 1/31/2022 (b)		1,700	1,715
4.75%, 4/16/2026 (b)	EUR	6,100	6,935

			14,492

El Salvador — 0.1%
Republic of El Salvador
7.75%, 1/24/2023 (a)		3,400	3,566
7.63%, 2/1/2041 (a)		355	349

			3,915

Gabon — 0.1%
Gabonese Republic 6.38%, 12/12/2024 (a)		3,350	3,208

Greece — 0.5%
Greece Government Bond 3.38%, 2/15/2025 (a)	EUR	13,084	14,437

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Hungary — 0.5%
Republic of Hungary
Series 20/A, 7.50%, 11/12/2020	HUF	550,000	2,332
2.75%, 12/22/2026	HUF	1,735,950	6,224
3.00%, 10/27/2027	HUF	1,724,450	6,209

			14,765

Indonesia — 2.6%
Republic of Indonesia
8.25%, 7/15/2021	IDR	374,428,000	28,025
5.38%, 10/17/2023 (a)		5,200	5,505
8.75%, 5/15/2031	IDR	222,519,000	17,436
8.25%, 5/15/2036	IDR	383,525,000	28,809

			79,775

Iraq — 0.1%
Republic of Iraq 6.75%, 3/9/2023 (a)		3,030	3,041

Ivory Coast — 0.2%
Republic of Cote d’Ivoire 5.13%, 6/15/2025 (a)	EUR	4,680	5,635

Jamaica — 0.1%
Jamaica Government International Bond 7.88%, 7/28/2045		1,490	1,678

Jordan — 0.1%
Kingdom of Jordan 6.13%, 1/29/2026 (a)		3,059	2,990

Lebanon — 0.2%
Republic of Lebanon
5.15%, 11/12/2018 (a)		3,170	3,166
5.45%, 11/28/2019 (a)		3,483	3,379

			6,545

Nigeria — 0.2%
Federal Republic of Nigeria 7.63%, 11/28/2047 (b)		5,870	5,767

Oman — 0.2%
Oman Government International Bond 4.75%, 6/15/2026 (b)		6,200	5,797

Pakistan — 0.3%
Republic of Pakistan
7.25%, 4/15/2019 (a)		4,000	4,045
6.75%, 12/3/2019 (a)		5,400	5,461

			9,506

Paraguay — 0.0% (h)
Republic of Paraguay 5.00%, 4/15/2026 (b)		560	570

Portugal — 1.2%
Portugal Obrigacoes do Tesouro
2.88%, 10/15/2025 (a)	EUR	5,953	7,641
2.88%, 7/21/2026 (a)	EUR	6,346	8,115
4.13%, 4/14/2027 (a)	EUR	8,950	12,430
2.25%, 4/18/2034 (a)	EUR	7,400	8,344

ASSET-BACKED SECURITIES — 7.9%			36,530

Qatar — 0.7%
State of Qatar 2.38%, 6/2/2021 (a)		10,900	10,491
3.88%, 4/23/2023 (b)		10,460	10,460
4.63%, 6/2/2046 (a)		995	941

			21,892

Russia — 1.0%
Russian Federation
7.75%, 9/16/2026	RUB	1,043,000	17,244
8.15%, 2/3/2027	RUB	468,600	7,935
7.70%, 3/23/2033	RUB	282,302	4,611

			29,790

Serbia — 0.2%
Republic of Serbia 4.88%, 2/25/2020 (a)		6,000	6,075

South Africa — 1.5%
Republic of South Africa 6.50%, 2/28/2041	ZAR	772,145	43,982

Spain — 1.0%
Kingdom of Spain 2.90%, 10/31/2046 (a)	EUR	24,750	30,862

Sri Lanka — 0.1%
Republic of Sri Lanka 5.75%, 4/18/2023 (b)		3,760	3,718

Turkey — 0.2%
Republic of Turkey
6.63%, 2/17/2045		2,250	2,053
5.75%, 5/11/2047		5,030	4,162

			6,215

Ukraine — 0.4%
Republic of Ukraine 7.75%, 9/1/2021 (a)		12,460	12,834

Uruguay — 0.1%
Republic of Uruguay 4.38%, 10/27/2027		2,030	2,068

Zambia — 0.1%
Republic of Zambia 8.50%, 4/14/2024 (a)		4,020	3,729

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $445,403)			426,581

Cayman Islands — 2.6%
ACIS CLO Ltd. Series 2017-7A, Class A1, 3.71%, 5/1/2027 (b) (k)		1,002	1,007
AIMCO CLO
Series 2014-AA, Class AR, 3.46%, 7/20/2026 (b) (k)		2,429	2,430
Series 2017-AA, Class A, 3.62%, 7/20/2029 (b) (k)		1,125	1,132

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Cayman Islands — continued
Bain Capital Credit CLO Series 2017-1A, Class A1, 3.61%, 7/20/2030 (b) (k)		2,282	2,295
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 3.29%, 6/9/2030 (b) (k)		4,750	4,771
CFIP CLO Ltd. Series 2017-1A, Class A, 3.58%, 1/18/2030 (b) (k) (l)		5,200	5,205
CIFC Funding Ltd.
Series 2017-1A, Class A, 3.72%, 4/23/2029 (b) (k)		1,999	2,008
Series 2017-2A, Class A, 3.60%, 4/20/2030 (b) (k)		2,997	3,006
Dryden 49 Senior Loan Fund Series 2017-49A, Class A, 3.57%, 7/18/2030 (b) (k)		4,028	4,037
Flatiron CLO Ltd. Series 2013-1A, Class A1R, 3.51%, 1/17/2026 (b) (k)		839	838
GoldentTree Loan Management US CLO 1 Ltd. Series 2017-1A, Class A, 3.58%, 4/20/2029 (b) (k)		2,414	2,426
Grippen Park CLO Ltd. Series 2017-1A, Class A, 3.62%, 1/20/2030 (b) (k)		2,167	2,176
LCM XV LP Series 15A, Class AR, 3.60%, 7/20/2030 (b) (k)		2,073	2,084
LCM XVI LP Series 16A, Class AR, 3.38%, 7/15/2026 (b) (k)		3,620	3,620
Nassau Ltd. Series 2017-IA, Class A1A, 3.67%, 10/15/2029 (b) (k)		2,593	2,607
Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class AR, 3.61%, 1/28/2030 (b) (k)		4,130	4,143
Neuberger Berman Loan Advisers CLO 24 Ltd. Series 2017-24A, Class A, 3.59%, 4/19/2030 (b) (k)		1,832	1,837
OCP CLO Ltd. Series 2017-13A, Class A1A, 3.61%, 7/15/2030 (b) (k)		4,160	4,172
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A1, 3.68%, 3/17/2030 (b) (k)		1,627	1,635
Race Point VIII CLO Ltd. Series 2013-8A, Class AR, 3.67%, 2/20/2030 (b) (k)		3,161	3,175
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (b)		1,916	1,949
TCI-Cent CLO Income Note Issuer Ltd. Series 2017-1A, Class A1, 3.63%, 7/25/2030 (b) (k)		4,630	4,647
THL Credit Wind River CLO Ltd.
Series 2017-1A, Class A, 3.70%, 4/18/2029 (b) (k)		1,335	1,340
Series 2017-2A, Class A, 3.59%, 7/20/2030 (b) (k)		4,680	4,690
TIAA CLO II Ltd. Series 2017-1A, Class A, 3.64%, 4/20/2029 (b) (k)		2,456	2,467
TRESTLES CLO Ltd. Series 2017-1A, Class A1A, 3.04%, 7/25/2029 (b) (k)		3,620	3,642
VOYA CLO Series 2017-2A, Class A1, 3.56%, 6/7/2030 (b) (k)		4,335	4,345

			77,684

Italy — 0.0% (h)
Italfinance Securitisation Vehicle SRL Series 2005-1, Class A, 0.00%, 3/14/2023 (a) (k)	EUR	1	1

United States — 5.3%
ABFC Trust Series 2004-OPT2, Class M2, 3.46%, 7/25/2033 ‡ (k)		79	76
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021 (b)		310	311
Series 2018-1, Class C, 6.81%, 2/21/2023 (b)		1,202	1,206
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 3.53%, 4/25/2034 ‡ (k)		89	88
American Airlines Pass-Through Trust Series 2015-1, Class B, 3.70%, 5/1/2023		798	781
American Credit Acceptance Receivables Trust
Series 2017-1, Class D, 3.54%, 3/13/2023 (b)		680	678
Series 2017-3, Class D, 3.43%, 10/10/2023 (b)		1,380	1,380
Series 2018-1, Class F, 6.55%, 12/10/2024 (b)		2,950	2,976
Angel Oak Mortgage Trust LLC Series 2018-PB1, Class A, 4.00%, 8/25/2021 (b)		1,720	1,722
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 2.78%, 2/25/2034 ‡ (k)		92	90
Series 2003-W7, Class M2, 4.58%, 3/25/2034 ‡ (k)		88	88

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024 (b)	680	685
Bear Stearns Asset-Backed Securities Trust Series 2002-1, Class 1A5, 6.89%, 12/25/2034 ‡ (j)	22	23
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	1,691	1,696
Series 2018-1, Class B, 6.05%, 2/15/2033 ‡ (b)	3,157	3,200
CIG Auto Receivables Trust Series 2017-1A, Class C, 5.33%, 12/16/2024 (b)	400	400
Citi Held For Asset Issuance
Series 2015-PM2, Class C, 5.96%, 3/15/2022 ‡ (b)	2,339	2,352
Series 2015-PM3, Class C, 6.99%, 5/16/2022 (b)	2,254	2,283
CLUB Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023 (b)	3,410	3,446
Series 2017-P1, Class A, 2.42%, 9/15/2023 (b)	968	966
Series 2017-P1, Class B, 3.56%, 9/15/2023 (b)	3,285	3,272
Series 2017-P2, Class A, 2.61%, 1/15/2024 (b)	1,270	1,265
Series 2018-NP1, Class C, 4.74%, 5/15/2024 ‡ (b)	1,000	1,002
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	119	127
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.08%, 12/25/2032 ‡ (k)	62	62
Series 2004-BC1, Class M3, 4.06%, 10/25/2033 ‡ (k)	15	15
Series 2004-2, Class M1, 2.71%, 5/25/2034 ‡ (k)	107	107
Series 2004-ECC2, Class M2, 2.93%, 12/25/2034 ‡ (k)	2,367	2,370
Series 2005-AB3, Class 1A1, 2.46%, 2/25/2036 ‡ (k)	1,726	1,699
Credit Acceptance Auto Loan Trust Series 2018-2A, Class C, 4.16%, 9/15/2027 (b)	4,350	4,349
DT Auto Owner Trust
Series 2017-4A, Class D, 3.47%, 7/17/2023 (b)	1,384	1,377
Series 2017-1A, Class E, 5.79%, 2/15/2024 (b)	520	528
Series 2017-4A, Class E, 5.15%, 11/15/2024 (b)	1,650	1,645
Series 2018-1A, Class E, 5.42%, 3/17/2025 (b)	645	648
ENGS Commercial Finance Trust
Series 2018-1A, Class C, 4.05%, 2/22/2023 ‡ (b)	450	450
Series 2018-1A, Class D, 4.69%, 6/22/2023 ‡ (b)	335	335
Exeter Automobile Receivables Trust
Series 2018-2A, Class D, 4.04%, 3/15/2024 (b)	3,300	3,301
Series 2018-1A, Class E, 4.64%, 10/15/2024 (b)	1,880	1,853
Series 2018-2A, Class E, 5.33%, 5/15/2025 (b)	1,790	1,793
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 2.68%, 8/25/2034 ‡ (k)	113	110
FirstKey Lending Trust Series 2015-SFR1, Class D, 4.37%, 3/9/2047 ‡ (b) (k)	860	862
Flagship Credit Auto Trust Series 2014-2, Class C, 3.95%, 12/15/2020 (b)	198	199
Fremont Home Loan Trust Series 2004-2, Class M2, 2.89%, 7/25/2034 (k)	31	31
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (b) (k)	340	237
Hertz Fleet Lease Funding LP Series 2018-1, Class E, 5.55%, 5/10/2032 (b)	488	489
Home Equity Asset Trust Series 2004-6, Class M2, 2.86%, 12/25/2034 ‡ (k)	39	38
Kabbage Asset Securitization LLC Series 2017-1, Class C, 8.00%, 3/15/2022 ‡ (b)	2,000	2,097
LendingClub Issuance Trust Series 2016-NP2, Class B, 6.00%, 1/17/2023 ‡ (b)	1,300	1,321
LendingPoint Funding Trust Series 2018-1, Class B, 11/15/2024 (b) (k)	3,000	3,000
Lendmark Funding Trust
Series 2017-1A, Class C, 5.41%, 12/22/2025 (b)	2,330	2,394
Series 2017-2A, Class B, 3.38%, 5/20/2026 ‡ (b)	685	677
Series 2017-2A, Class C, 4.33%, 5/20/2026 ‡ (b)	515	510
Series 2018-1A, Class B, 4.09%, 12/21/2026 (b)	730	735
Series 2018-1A, Class C, 5.03%, 12/21/2026 (b)	1,700	1,712

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 2/15/2023 ‡ (b)	2,845	2,845
Marlette Funding Trust
Series 2017-3A, Class B, 3.01%, 12/15/2024 (b)	740	735
Series 2017-3A, Class C, 4.01%, 12/15/2024 (b)	1,180	1,183
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡ (b)	1,050	1,045
Series 2018-1A, Class C, 3.69%, 3/15/2028 (b)	1,815	1,804
Series 2018-1A, Class D, 4.85%, 3/15/2028 ‡ (b)	450	448
Series 2018-2A, Class B, 3.61%, 7/17/2028 (b)	3,970	3,970
Series 2018-2A, Class C, 4.37%, 7/17/2028 (b)	2,580	2,580
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 2.93%, 7/25/2034 (k)	76	74
MFA Trust Series 2017-NPL1, Class A1, 3.35%, 11/25/2047 (b) (j)	6,156	6,120
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (b)	132	149
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 2.81%, 1/25/2034 ‡ (k)	55	54
New Century Home Equity Loan Trust Series 2003-4, Class M2, 4.69%, 10/25/2033 ‡ (k)	56	55
OL SP LLC
Series 2018, Class C, 4.25%, 2/9/2030	1,950	1,825
Series 2018, Class B, 4.61%, 2/9/2030	2,000	2,000
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class B, 4.02%, 4/18/2022 ‡ (b)	500	500
Series 2018-1A, Class C, 4.52%, 4/18/2022 ‡ (b)	470	471
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (b)	1,250	1,253
OneMain Financial Issuance Trust
Series 2014-2A, Class C, 4.33%, 9/18/2024 ‡ (b)	171	172
Series 2014-2A, Class D, 5.31%, 9/18/2024 ‡ (b)	151	152
Series 2015-1A, Class A, 3.19%, 3/18/2026 (b)	817	818
Series 2015-1A, Class C, 5.12%, 3/18/2026 ‡ (b)	608	620
Series 2017-1A, Class D, 4.52%, 9/14/2032 ‡ (b)	1,100	1,086
Oportun Funding VI LLC Series 2017-A, Class B, 3.97%, 6/8/2023 (b) (k)	1,170	1,157
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH1, Class M3, 2.80%, 1/25/2036 ‡ (k)	231	231
People’s Choice Home Loan Securities Trust Series 2004-2, Class M1, 2.86%, 10/25/2034 ‡ (k)	61	61
PNMAC GMSR Issuer Trust Series 2018-FT1, Class A, 4.31%, 4/25/2023 (b) (k)	1,980	1,986
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1, 3.33%, 12/30/2032 (b) (k)	4,823	4,806
Series 2018-NPL1, Class A1, 3.38%, 1/27/2033 ‡ (b) (j)	2,960	2,948
Progress Residential Trust Series 2015-SFR2, Class D, 3.68%, 6/12/2032 ‡ (b)	1,400	1,392
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A, 2.36%, 11/15/2023 (b)	1,936	1,928
Series 2017-3A, Class B, 3.36%, 11/15/2023 (b)	2,600	2,580
Series 2018-1A, Class B, 3.90%, 6/17/2024 (b)	1,112	1,113
Series 2018-1A, Class C, 4.87%, 6/17/2024 (b)	1,870	1,872
RASC Trust
Series 2005-EMX1, Class M1, 2.60%, 3/25/2035 ‡ (k)	1,755	1,760
Series 2005-KS2, Class M1, 2.60%, 3/25/2035 ‡ (k)	64	64
Renaissance Home Equity Loan Trust
Series 2004-1, Class M1, 2.83%, 5/25/2034 ‡ (k)	807	777
Series 2005-1, Class AF6, 4.97%, 5/25/2035 ‡ (j)	414	424
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (j)	910	921
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class F, 6.80%, 9/15/2025 ‡ (b)	2,890	2,905
Series 2017-C, Class F, 6.68%, 10/15/2025 (b)	2,850	2,879
Saxon Asset Securities Trust Series 2004-3, Class M1, 2.86%, 12/26/2034 ‡ (k)	231	229
SoFi Consumer Loan Program LLC Series 2017-6, Class B, 3.52%, 11/25/2026 ‡ (b)	1,584	1,567

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
SoFi Consumer Loan Program Trust
Series 2018-1, Class A2, 3.14%, 2/25/2027 (b)	459	459
Series 2018-1, Class B, 3.65%, 2/25/2027 ‡ (b)	1,250	1,243
Series 2018-1, Class C, 3.97%, 2/25/2027 ‡ (b)	730	722
Series 2018-2, Class B, 3.79%, 4/26/2027 ‡ (b)	2,400	2,397
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	700	701
Stanwich Mortgage Loan Trust Series 2018-NPB1, Class A1, 4.02%, 5/16/2023 (b) (j)	4,390	4,390
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 2.96%, 10/25/2033 ‡ (k)	135	134
US Airways Pass-Through Trust Series 2013-1, Class B, 5.38%, 11/15/2021	594	609
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2, 4.07%, 2/16/2043 (b)	1,905	1,914
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023 (b)	1,951	1,943
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047 ‡ (b) (j)	1,297	1,286
VOLT LXIII LLC Series 2017-NP10, Class A1, 3.00%, 10/25/2047 (b) (j)	2,884	2,865
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (j)	1,990	1,988
VOLT XXV LLC Series 2015-NPL8, Class A1, 3.50%, 6/26/2045 (b) (j)	1,021	1,020
VOLT XXXVIII LLC Series 2015-NP12, Class A1, 3.88%, 9/25/2045 ‡ (b) (j)	1,096	1,098
Westlake Automobile Receivables Trust
Series 2018-1A, Class E, 4.53%, 5/15/2023 (b)	1,000	996
Series 2018-2A, Class E, 4.86%, 1/16/2024 (b)	1,220	1,226
Series 2018-1A, Class F, 5.60%, 7/15/2024 (b)	5,470	5,468
Series 2018-2A, Class F, 6.04%, 1/15/2025 (b)	1,701	1,714

		158,789

TOTAL ASSET-BACKED SECURITIES (COST $235,789)		236,474

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
Cayman Islands — 0.2%
GPMT Ltd. Series 2018-FL1, Class B, 3.00%, 11/21/2035 (b) (k)	2,520	2,522
PFP Ltd. Series 2017-3, Class D, 5.42%, 1/14/2035 ‡ (b) (k)	860	866
TPG Real Estate Finance Ltd. Series 2018-FL1, Class C, 3.84%, 2/15/2035 ‡ (b) (k)	2,085	2,084

		5,472

United States — 5.9%
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (b)	4,375	3,325
Banc of America Commercial Mortgage Trust
Series 2006-1, Class E, 5.99%, 9/10/2045 ‡ (b) (k)	510	531
Series 2007-3, Class F, 5.70%, 6/10/2049 ‡ (b) (k)	8,965	9,134
Series 2007-5, Class AJ, 6.07%, 2/10/2051 (k)	4,625	4,737
BANK
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (b)	2,255	1,720
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 ‡ (b)	2,644	2,138
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class B, 5.66%, 9/11/2041 ‡ (b) (k)	874	880
BX Commercial Mortgage Trust Series 2018-BIOA, Class D, 3.24%, 3/15/2037 ‡ (b) (k)	9,450	9,398
BX Trust
Series 2018-MCSF, Class B, 2.72%, 4/15/2035 ‡ (b) (k)	1,500	1,488
Series 2018-MCSF, Class C, 2.92%, 4/15/2035 ‡ (b) (k)	990	982
BXMT Ltd. Series 2017-FL1, Class D, 4.64%, 6/15/2035 ‡ (b) (k)	4,650	4,670

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (b)	2,525	2,082
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class B, 5.81%, 5/15/2046 ‡ (k)	2,900	2,896
Commercial Mortgage Trust
Series 2004-GG1, Class H, 6.39%, 6/10/2036 ‡ (b) (k)	4,112	4,164
Series 2014-CR15, Class D, 4.76%, 2/10/2047 ‡ (b) (k)	1,840	1,730
Series 2015-CR24, Class D, 3.46%, 8/10/2048 ‡ (k)	1,070	865
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	3,620	3,646
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1,640	1,656
CSAIL Commercial Mortgage Trust Series 2017-C8, Class C, 4.32%, 6/15/2050 ‡	1,390	1,400
FHLMC Multifamily Structured Pass-Through Certificates
Series K729, Class X1, IO, 0.37%, 10/25/2024 (k)	28,968	583
Series K036, Class X3, IO, 2.11%, 12/25/2041 (k)	31,545	3,134
Series K038, Class X3, IO, 2.49%, 6/25/2042 (k)	17,000	2,096
Series K720, Class X3, IO, 1.33%, 8/25/2042 (k)	39,172	1,912
Series K041, Class X3, IO, 1.64%, 11/25/2042 (k)	30,520	2,702
Series K042, Class X3, IO, 1.60%, 1/25/2043 (k)	21,950	1,915
Series K718, Class X3, IO, 1.44%, 2/25/2043 (k)	112,228	5,372
Series K045, Class X3, IO, 1.50%, 4/25/2043 (k)	39,625	3,342
Series K046, Class X3, IO, 1.51%, 4/25/2043 (k)	38,350	3,271
Series K054, Class X3, IO, 1.60%, 4/25/2043 (k)	66,098	6,681
Series K047, Class X3, IO, 1.49%, 6/25/2043 (k)	28,400	2,457
Series K050, Class X3, IO, 1.55%, 10/25/2043 (k)	21,110	1,958
Series K052, Class X3, IO, 1.61%, 1/25/2044 (k)	15,770	1,593
Series K726, Class X3, IO, 2.13%, 7/25/2044 (k)	6,381	693
Series K067, Class X3, IO, 2.11%, 9/25/2044 (k)	19,640	2,935
Series K729, Class X3, IO, 1.97%, 11/25/2044 (k)	7,055	755
Series K724, Class X3, IO, 1.87%, 12/25/2044 (k)	10,996	946
Series K072, Class X3, IO, 2.14%, 12/25/2045 (k)	12,354	1,955
Series K731, Class X3, IO, 2.09%, 4/25/2046 (k)	3,460	417
FNMA ACES
Series 2014-M3, Class X2, IO, 0.10%, 1/25/2024 (k)	82,772	321
Series 2018-M3, Class X, IO, 0.10%, 7/25/2029	16,986	116
Series 2016-M4, Class X2, IO, 2.62%, 1/25/2039 (k)	17,575	1,837
FREMF Series 2018-KF46, Class B, 3.86%, 3/25/2028 (b) (k)	1,635	1,635
FREMF Mortgage Trust
Series 2017-KF29, Class B, 5.46%, 2/25/2024 (b) (k)	2,782	2,883
Series 2017-KF31, Class B, 4.81%, 4/25/2024 ‡ (b) (k)	1,763	1,804
Series 2017-KF36, Class B, 4.56%, 8/25/2024 (b) (k)	1,718	1,732
Series 2017-KF38, Class B, 4.41%, 9/25/2024 ‡ (b) (k)	1,253	1,262
Series 2017-KF41, Class B, 4.41%, 11/25/2024 ‡ (b) (k)	950	955
Series 2018-KF42, Class B, 4.11%, 12/25/2024 ‡ (b) (k)	2,875	2,878
Series 2018-KF45, Class B, 3.86%, 3/25/2025 (b) (k)	1,000	1,000
Series 2016-KF24, Class B, 6.91%, 10/25/2026 (b) (k)	673	710
Series 2017-KF40, Class B, 4.61%, 11/25/2027 (b) (k)	1,708	1,721
Series 2017-K729, Class B, 3.67%, 11/25/2049 (b) (k)	900	881
Series 2017-K728, Class B, 3.65%, 11/25/2050 ‡ (b) (k)	4,200	4,058
Series 2017-K728, Class C, 3.65%, 11/25/2050 ‡ (b) (k)	1,265	1,187
GNMA
Series 2013-48, IO, 0.61%, 7/16/2054 (k)	29,740	1,301
Series 2017-9, IO, 0.76%, 1/16/2057 (k)	21,444	1,453
Series 2017-23, IO, 0.73%, 5/16/2059 (k)	14,561	919

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
GS Mortgage Securities Trust
Series 2007-GG10, Class AM, 5.83%, 8/10/2045 (k)	1,362	1,383
Series 2016-GS2, Class D, 2.75%, 5/10/2049 ‡ (b)	587	470
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD11, Class AM, 6.00%, 6/15/2049 (k)	2,061	2,094
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044 (k)	1,554	1,580
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (k)	3,342	2,532
Series 2007-C6, Class AJ, 6.29%, 7/15/2040 (k)	7,445	7,594
Series 2007-C7, Class B, 6.27%, 9/15/2045 (k)	335	337
LMREC, Inc. Series 2016-CRE2, Class A, 3.65%, 11/24/2031 (b) (k)	1,415	1,431
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 4.82%, 2/15/2047 ‡ (b) (k)	2,430	2,226
Series 2014-C19, Class D, 3.25%, 12/15/2047 ‡ (b)	1,060	858
Morgan Stanley Capital I Trust
Series 2006-T23, Class D, 6.13%, 8/12/2041 ‡ (b) (k)	2,800	2,885
Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (k)	1,072	1,070
Series 2005-HQ7, Class E, 5.39%, 11/14/2042 ‡ (k)	1,947	1,970
Series 2006-HQ9, Class D, 5.86%, 7/12/2044 ‡ (k)	847	846
UBS Commercial Mortgage Trust Series 2017-C6, Class D, 2.50%, 12/15/2050 ‡ (b) (k)	3,345	2,289
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class B, 5.46%, 12/15/2043 (k)	2,510	2,528
Series 2005-C21, Class F, 5.29%, 10/15/2044 ‡ (b) (k)	100	29
Series 2007-C34, Class AJ, 6.12%, 5/15/2046 (k)	170	172
Series 2007-C31, Class AJ, 5.66%, 4/15/2047 (k)	3,169	3,181
Series 2007-C31, Class B, 5.70%, 4/15/2047 (k)	2,840	2,913
Series 2007-C31, Class C, 5.98%, 4/15/2047 ‡ (k)	1,130	1,145
Series 2006-C29, Class B, 5.43%, 11/15/2048 (k)	922	927
Series 2007-C33, Class AJ, 6.01%, 2/15/2051 (k)	2,530	2,518
Series 2007-C33, Class B, 6.01%, 2/15/2051 ‡ (k)	2,600	1,950
Series 2007-C33, Class C, 6.01%, 2/15/2051 ‡ (k)	2,600	260
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.60%, 11/15/2043 ‡ (b) (k)	1,370	1,404
Series 2016-BNK1, Class D, 3.00%, 8/15/2049 ‡ (b)	1,276	1,013
Series 2015-NXS2, Class A5, 3.77%, 7/15/2058 (k)	1,250	1,268

		179,685

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $192,110)		185,157

LOAN ASSIGNMENTS — 3.5% (m)
Canada — 0.1%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 2.00%, 5/16/2025 (d) (n)	1,528	1,525
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.23%, 10/21/2021 (d)	1,103	992
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.51%, 5/24/2024 (d)	85	85
Mastronardi Produce Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.16%, 5/1/2025 (d)	179	180
MEG Energy Corp., 1st Lien Term B Loan (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/2023 (d)	144	145
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.42%, 4/1/2022 (d)	655	656

		3,583

France — 0.0% (h)
Altran Technologies Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%), 4.80%, 3/20/2025 (d)	424	426

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Luxembourg — 0.1%
Auris Luxembourg III SARL, Term Loan B-7 (ICE LIBOR USD 3 Month + 3.00%), 5.30%, 1/17/2022 (d)	1,009	1,010
Intelsat Jackson Holdings SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.72%, 11/27/2023 (d)	1,084	1,087
Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 3/11/2022 (d)	899	904
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.73%, 4/25/2025 (d)	886	878

		3,879

Netherlands — 0.1%
Ziggo Bond Finance BV, 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 4.42%, 4/15/2025 (d)	3,405	3,384

United Kingdom — 0.1%
Cineworld Finance US Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 2/28/2025 (d)	1,909	1,901

United States — 3.1%
24 Hour Fitness Worldwide, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5/26/2025 (d) (n)	580	579
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.92%, 5/1/2023 (d) (n)	648	642
ACADIA Healthcare Co., Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 2/16/2023 (d)	515	519
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.29%, 12/21/2022 (d) (n)	814	805
(ICE LIBOR USD 3 Month + 3.00%), 5.32%, 6/22/2023 (d) (n)	721	712
Albertson’s LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 8/25/2021 (d)	155	154
Altice US Finance I Corp., Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 7/28/2025 (d)	3,276	3,261
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.72%, 6/27/2025 (d)	1,868	1,844
American Greetings Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.48%, 4/6/2024 (d)	280	282
Avaya, Inc. 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.68%, 12/15/2024 (d)	1,267	1,273
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.05%, 6/1/2024 (d)	649	650
Barracuda Networks, Inc, 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 9.17%, 2/12/2026 (d)	82	83
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.17%, 2/12/2025 (d)	374	376
Berry Plastic Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.73%, 1/6/2021 (d)	205	205
Berry Plastic Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.73%, 2/8/2020 (d)	294	294
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.43%, 2/3/2025 (d)	130	132
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.34%, 12/31/2021 (d)	792	888
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.70%, 12/31/2022 (d)	2,045	2,090
Calpine Corp., Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.81%, 1/15/2024 (d)	973	972
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 1/31/2025 (d)	741	731
Chesapeake Energy Corp., 1st Lien Last Out (ICE LIBOR USD 1 Month + 7.50%), 9.47%, 8/23/2021 (d)	796	836

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.36%, 6/7/2023 (d) (n)	2,415	2,430
Chrysler Group LLC, Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.97%, 12/31/2018 (d)	290	290
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.57%, 10/2/2024 (d)	2,298	2,308
CITGO Petroleum Corp., Term B Loan (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 7/29/2021 (d)	831	834
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 4/18/2024 (d)	1,351	1,351
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 9/26/2024 (d)	1,060	937
Community Health Systems, Inc., Incremental 2021 Term H Loan (ICE LIBOR USD 3 Month + 3.25%), 5.56%, 1/27/2021 (d)	843	820
Community Health Systems, Inc., Term Loan G (ICE LIBOR USD 3 Month + 3.00%), 5.31%, 12/31/2019 (d)	1,540	1,532
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.99%, 10/5/2023 (d)	148	147
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 5/22/2024 (d)	383	385
Continental Building Products, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 8/18/2023 (d)	866	868
Crown Americas, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 4.31%, 4/3/2025 (d)	565	568
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.17%, 7/17/2025 (d)	1,487	1,481
Culligan Holding, Inc., 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 3.25%), 5.23%, 12/13/2023 (d)	299	300
Deerfield Holdings Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.55%, 2/13/2025 (d)	725	724
Delta 2 Sarl, 1st Lien Term loan B (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 2/1/2024 (d)	747	742
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; US Prime Rate + 2.00%), 4.71%, 4/6/2024 (d)	1,461	1,461
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.24%, 5/3/2025 (d)	400	401
FGI Operating Co. LLC, DIP Term Loan (ICE LIBOR USD 1 Month + 6.75%), 8.00%, 6/28/2018 ‡ (d) (n)	57	57
FGI Operating Co. LLC, Term B Loan (ICE LIBOR USD 1 Month + 0.00%), 8.00%, 4/19/2019 (d)	257	59
First Data Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.22%, 7/8/2022 (d)	765	765
(ICE LIBOR USD 1 Month + 2.00%), 4.22%, 4/26/2024 (d)	695	694
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.16%, 4/25/2025 (d)	500	500
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.25%, 5/7/2025 (d) (n)	2,850	2,811
Go Daddy Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 2/15/2024 (d)	397	398
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.71%, 10/4/2023 (d)	1,246	1,253
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 12/1/2023 (d)	1,097	1,103

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
GTT Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.25%, 5/31/2025 (d) (n)	1,023	1,010
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 5/16/2024 (d)	2,596	2,602
HD Supply, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 3 Month + 2.50%), 4.80%, 10/17/2023 (d)	645	648
Hearthside Group Holdings, LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.96%, 5/23/2025 (d)	153	152
Hub International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%), 5.36%, 4/25/2025 (d)	717	715
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 3 Month + 6.75%), 9.05%, 1/30/2019 (d)	550	432
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.80%, 7/30/2019 (d)	24	19
Impala Private Holdings II LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.99%, 11/14/2024 (d)	399	399
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 2/1/2022 (d)	853	852
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%; ICE LIBOR USD 2 Month + 3.25%), 5.21%, 2/5/2025 (d)	1,110	1,114
Janus International Group LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 2/12/2025 (d)	343	339
JBS USA LLC, Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.68%, 10/30/2022 (d)	1,995	1,989
JC Penney Corp., Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023 (d) (n)	190	179
Keane Group Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 5/17/2025 (d) (n)	514	513
Level 3 Financing, Inc., Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.21%, 2/22/2024 (d)	2,885	2,887
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.74%, 10/4/2024 (d)	85	85
Mallinckrodt International Finance SA, Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.52%, 2/24/2025 (d)	1,130	1,100
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 12/27/2024 (d)	239	238
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 6/13/2024 (d)	1,122	1,103
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.98%, 12/5/2023 (d)	420	337
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.05%, 6/7/2023 (d)	1,652	1,654
National Mentor Holdings, Inc., Tranche B Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.30%, 1/31/2021 (d)	454	455
NCI Building Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 2/7/2025 (d)	471	471
NVA Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.05%, 2/2/2025 (d)	1,468	1,469
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month +2.75%; ICE LIBORUSD 2Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.94%, 8/19/2022 (d)	773	776
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.68%, 1/31/2025 (d)	668	659

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.41%, 5/1/2025 (d)	1,287	1,292
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 9.66%, 5/1/2026 (d)	350	353
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.92%, 3/11/2022 (d)	249	194
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 5/2/2022 (d)	981	977
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.58%, 5/17/2025 (d)	1,400	1,401
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 10.58%, 5/17/2026 (d)	360	359
Quidditch Acquisition, Inc., 1st Cov-Lite Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.93%, 3/14/2025 (d)	240	239
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month +3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.36%, 11/3/2023 (d)	888	881
Red Ventures LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.98%, 11/8/2024 (d)	408	413
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.40%, 11/1/2024 (d)	1,665	1,670
SolarWinds Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 2/5/2024 (d)	798	801
Sonicwall, Inc. 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.50%, 5/17/2025 (d) (n)	281	282
Sonicwall, Inc. 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.50%, 5/17/2026 (d) (n)	175	173
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.34%, 11/14/2022 (d)	993	997
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.36%, 9/12/2024 (d)	2,687	2,626
Summit Materials Co. I LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 11/21/2024 (d)	1,321	1,329
Summit Midstream Partners Holdings LLC, Senior Secured Term Loan (ICE LIBOR USD 1 Month + 6.00%), 7.98%, 5/13/2022 (d)	105	106
SUPERVALU, Inc., Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024 (d)	203	203
SUPERVALU, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024 (d)	338	338
Syniverse Holdings Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.93%, 3/11/2024 (d)	385	382
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.93%, 3/9/2023 (d)	2,720	2,723
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 2/6/2024 (d)	2,236	2,156
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 12/27/2020 (d)	470	470
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.93%, 4/12/2024 (d)	791	722
Unifrax LLC, Senior Secured Term Loan (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 4/4/2024 (d)	351	353
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 5/24/2023 (d) (n)	1,373	1,372

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
United States — continued
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 3/15/2024 (d)		1,714	1,652
USI, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.30%, 5/16/2024 (d)		416	415
WMG Acquisition Corp., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 11/1/2023 (d)		1,420	1,418
Wyndham Hotels & Resorts, Inc., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.00%, 5/30/2025 (d) (n)		1,285	1,290

			92,331

TOTAL LOAN ASSIGNMENTS (COST $106,176)			105,504

CONVERTIBLE BONDS — 3.1%
China — 0.3%
China Lodging Group Ltd. 0.38%, 11/1/2022 (b)		4,120	4,844
Ctrip.com International Ltd. 1.00%, 7/1/2020		4,645	4,832

			9,676

Netherlands — 0.1%
NXP Semiconductors NV 1.00%, 12/1/2019		1,565	1,911

United Arab Emirates — 0.0% (h)
Aabar Investments PJSC 0.50%, 3/27/2020 (a)	EUR	800	858

United States — 2.7%
Cypress Semiconductor Corp.
4.50%, 1/15/2022		3,590	4,954
2.00%, 2/1/2023 (b)		265	284
DISH Network Corp. 3.38%, 8/15/2026		1,260	1,117
Envestnet, Inc. 1.75%, 12/15/2019		2,165	2,279
Etsy, Inc. Zero Coupon, 3/1/2023 (b)		4,885	5,416
Finisar Corp. 0.50%, 12/15/2036		3,640	3,293
FireEye, Inc. 0.88%, 6/1/2024 (b)		1,980	1,950
Horizon Global Corp. 2.75%, 7/1/2022		1,410	1,088
II-VI, Inc. 0.25%, 9/1/2022 (b)		5,345	6,084
Knowles Corp. 3.25%, 11/1/2021		3,630	3,974
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (b)		3,595	3,520
Live Nation Entertainment, Inc. 2.50%, 3/15/2023 (b)		5,665	5,677
Nabors Industries, Inc. 0.75%, 1/15/2024		2,590	2,040
Nuance Communications, Inc. 1.50%, 11/1/2035		4,730	4,514
Nutanix, Inc. Zero Coupon, 1/15/2023 (b)		3,420	4,371
Oasis Petroleum, Inc. 2.63%, 9/15/2023		3,385	4,372
ON Semiconductor Corp. 1.00%, 12/1/2020		3,410	5,000
SM Energy Co. 1.50%, 7/1/2021		4,810	5,004
Teradyne, Inc. 1.25%, 12/15/2023		4,055	5,436
Vocera Communications, Inc. 1.50%, 5/15/2023 (b)		1,585	1,665
Wayfair, Inc. 0.38%, 9/1/2022 (b)		3,700	4,092
Zillow Group, Inc. 2.00%, 12/1/2021		4,565	5,783

			81,913

TOTAL CONVERTIBLE BONDS (COST $88,326)			94,358

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Bermuda — 0.1%
Bellemeade Re Ltd. Series 2018-1A, Class M1B, 3.57%, 4/25/2028 ‡ (b) (k)		2,300	2,303

Italy — 0.0% (h)
Intesa Sec Srl Series 3, Class B, 0.00%, 10/30/2033 ‡ (a) (k)	EUR	120	140

United States — 2.6%
Acre Series 2017-B, 0.00%, 12/15/2020 ‡		3,000	3,000
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034		4,301	4,384

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	92	94
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,606	1,589
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	4,229	4,261
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 3.88%, 2/25/2037 (k)	104	105
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	1,812	1,533
Civic Mortgage LLC Series 2018-1, Class A1, 3.89%, 6/25/2022 (b) (j)	1,700	1,700
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 2.21%, 8/19/2045 (k)	1,137	1,069
FHLMC REMIC
Series 4351, Class GI, IO, 5.00%, 11/15/2019	15	—	(i)
Series 3775, Class LI, IO, 3.50%, 12/15/2020	554	18
Series 3110, Class SL, IF, IO, 4.23%, 2/15/2026 (k)	167	8
Series 3907, Class SW, IF, IO, 4.73%, 7/15/2026 (k)	2,533	235
Series 3914, Class LS, IF, IO, 4.88%, 8/15/2026 (k)	942	90
Series 4304, Class DI, IO, 2.50%, 1/15/2027	591	37
Series 4030, Class IL, IO, 3.50%, 4/15/2027	566	55
Series 4043, Class PI, IO, 2.50%, 5/15/2027	2,497	182
Series 4056, Class BI, IO, 3.00%, 5/15/2027	204	18
Series 4057, Class UI, IO, 3.00%, 5/15/2027	1,449	121
Series 4074, IO, 3.00%, 7/15/2027	4,364	387
Series 4120, Class UI, IO, 3.00%, 10/15/2027	1,121	104
Series 4136, Class IN, IO, 3.00%, 11/15/2027	220	20
Series 4323, Class IW, IO, 3.50%, 4/15/2028	376	34
Series 4311, Class QI, IO, 3.00%, 10/15/2028	1,722	134
Series 4324, Class AI, IO, 3.00%, 11/15/2028	937	70
Series 4313, Class UI, IO, 3.00%, 3/15/2029	1,832	187
Series 4280, Class KI, IO, 3.50%, 9/15/2031	1,425	132
Series 3716, Class PI, IO, 4.50%, 4/15/2038	173	16
Series 3459, Class JS, IF, IO, 4.33%, 6/15/2038 (k)	619	84
Series 4119, Class LI, IO, 3.50%, 6/15/2039	525	64
Series 3907, Class AI, IO, 5.00%, 5/15/2040	578	69
Series 4018, Class HI, IO, 4.50%, 3/15/2041	438	77
Series 4215, Class LI, IO, 3.50%, 7/15/2041	748	109
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	461	101
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,064	231
Series 4372, Class SY, IF, IO, 4.18%, 8/15/2044 (k)	1,532	237
Series 4585, Class JI, IO, 4.00%, 5/15/2045	2,938	517
Series 4694, Class SA, IF, IO, 4.18%, 6/15/2047 (k)	7,895	1,503
Series 4689, Class SD, IF, IO, 4.23%, 6/15/2047 (k)	17,872	3,271
Series 4714, Class SA, IF, IO, 4.23%, 8/15/2047 (k)	13,838	2,670
FHLMC STRIPS Series 305, IO, 3.50%, 3/15/2028	331	32
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 4.26%, 9/25/2030 (k)	6,900	6,946
FNMA REMIC
Series 2011-144, Class SA, IF, IO, 4.69%, 11/25/2025 (k)	723	50
Series 2012-25, Class AI, IO, 3.50%, 3/25/2027	203	20
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	2,288	202
Series 2013-9, Class YI, IO, 3.50%, 2/25/2028	254	24
Series 2013-15, IO, 2.50%, 3/25/2028	3,407	252
Series 2013-18, Class AI, IO, 3.00%, 3/25/2028	1,097	96
Series 2013-31, Class DI, IO, 3.00%, 4/25/2028	1,154	116
Series 2013-31, Class YI, IO, 3.50%, 4/25/2028	215	21
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	2,321	257
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	1,484	145
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	941	85

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	10,443	1,163
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	7,407	890
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	1,518	203
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	260	33
Series 2009-101, Class SI, IF, IO, 3.79%, 12/25/2039 (k)	646	52
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	155	11
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	266	32
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	267	32
Series 2012-93, Class SE, IF, IO, 4.14%, 9/25/2042 (k)	3,819	641
Series 2012-93, Class SG, IF, IO, 4.14%, 9/25/2042 (k)	977	167
Series 2012-133, Class NS, IF, IO, 4.19%, 12/25/2042 (k)	7,883	1,406
Series 2016-25, Class SL, IF, IO, 4.04%, 5/25/2046 (k)	7,551	1,369
Series 2016-61, Class ST, IF, IO, 4.04%, 9/25/2046 (k)	15,475	2,667
Series 2016-77, Class SA, IF, IO, 4.04%, 10/25/2046 (k)	9,457	1,861
Series 2017-13, Class AS, IF, IO, 4.09%, 2/25/2047 (k)	14,225	2,686
Series 2017-57, Class SA, IF, IO, 4.14%, 8/25/2057 (k)	7,850	1,254
FNMA STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	4,809	283
Series 409, Class 23, IO, 3.50%, 4/25/2027 (k)	663	57
Series 401, Class C6, IO, 4.50%, 10/25/2029	1,678	129
FNMA, Connecticut Avenue Securities Series 2018-C01, Class 1M2, 4.21%, 7/25/2030 (k)	3,500	3,557
GNMA
Series 2002-24, Class AG, IF, IO, 6.02%, 4/16/2032 (k)	1,294	184
Series 2003-69, Class SB, IF, IO, 4.67%, 8/16/2033 (k)	1,149	173
Series 2011-13, Class S, IF, IO, 4.02%, 1/16/2041 (k)	817	99
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	4,269	4,196
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (b) (k)	162	113
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 2.14%, 8/19/2037 (k)	210	200
JP Morgan Alternative Loan Trust Series 2006-A2, Class 1A1, 2.14%, 5/25/2036 (k)	3,810	3,618
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.89%, 8/25/2033 ‡ (k)	344	343
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 4.81%, 2/25/2023 (b) (k)	1,400	1,409
RALI Trust Series 2005-QO1, Class A1, 2.26%, 8/25/2035 (k)	2,386	2,074
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 3.64%, 2/25/2035 (k)	397	398
Wells Fargo Mortgage Backed Securities Trust Series 2004-BB, Class A5, 3.72%, 1/25/2035 (k)	982	998
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-N, Class A6, 3.48%, 8/25/2034 (k)	2,110	2,135
Series 2004-N, Class A7, 3.48%, 8/25/2034 (k)	2,109	2,134
Series 2004-M, Class A1, 3.53%, 8/25/2034 (k)	1,797	1,854
Series 2005-AR16, Class 3A1, 3.88%, 3/25/2035 (k)	471	474
Series 2005-AR2, Class 2A1, 3.91%, 3/25/2035 (k)	1,454	1,470
Series 2005-AR2, Class 2A2, 3.91%, 3/25/2035 (k)	334	341
Series 2005-AR4, Class 2A2, 3.96%, 4/25/2035 (k)	278	279

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2007-2, Class 3A5, 5.25%, 3/25/2037	36		37

			77,784

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $83,199)			80,227

PRIVATE PLACEMENTS — 0.5%
United States — 0.5%
333-345 S.B Street 5.31%, 11/1/2019 ‡ (Cost $15,000)	15,000		15,000

Investments	Shares (000)		Value ($)
COMMON STOCKS — 0.1%
Colombia — 0.1%
Frontera Energy Corp. *	61		1,798

New Zealand — 0.0% (h)
UCI Holdings LLC * ‡	4		80

United States — 0.0% (h)
Avaya Holdings Corp. *	32		717
Caesars Entertainment Corp. *	5		60
Goodman Private * ‡	1		—
NII Holdings, Inc. *	3		6
Penn Virginia Corp. *	4		278
VICI Properties, Inc., REIT	7		128
VICI Properties, Inc., REIT * ‡	2		34
Vistra Energy Corp. *	6		152

			1,375

TOTAL COMMON STOCKS (COST $3,328)			3,253

PREFERRED STOCKS — 0.0% (h)
Bermuda — 0.0% (h)
XLIT Ltd., Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.47%, 4/5/2018 ($1,000 par value) (c) (d) (o)	—	(i)	61

United States — 0.0% (h)
Goodman Private Preferred Shares * ‡	1		2

TOTAL PREFERRED STOCKS (COST $52)			63

Investments	No. of Rights		Value ($)
RIGHTS — 0.0% (h)
United States — 0.0% (h)
Vistra Energy Corp., expiring 12/31/2049 * ‡ (Cost $ — )	6		3

Investments	Shares (000)		Value ($000)
SHORT-TERM INVESTMENTS — 6.5%
INVESTMENT COMPANIES — 6.5%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90% (p) (q) (Cost $196,290)	196,276		196,315

U.S. TREASURY OBLIGATIONS — 0.0% (h)
U.S. Treasury Bills 1.78%, 6/21/2018 (r) (Cost $284)	285		285

TOTAL SHORT-TERM INVESTMENTS (COST $196,574)			196,600

Total Investments — 98.9% (Cost $3,041,056)			2,983,769
Other Assets in Excess of Liabilities — 1.10%			34,747

Net Assets — 100.00%			3,018,516

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of May 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	2,398	06/2018	USD	585,577	(170)
Euro-Buxl	89	06/2018	EUR	17,767	788
Euro-Schatz	11	06/2018	EUR	1,443	5
U.S. Treasury 10 Year Note	498	09/2018	USD	59,877	580
U.S. Treasury 5 Year Note	775	09/2018	USD	88,180	545
U.S. Treasury Long Bond	160	09/2018	USD	23,120	260
U.S. Treasury Ultra Bond	60	09/2018	USD	9,512	186

					2,194

Short Contracts
Euro-Bobl	(1,009)	06/2018	EUR	(156,329)	(2,171)
Euro-Bund	(491)	06/2018	EUR	(93,069)	(2,069)
Euro-OAT	(267)	06/2018	EUR	(48,600)	(1,167)
Euro-Schatz	(1,951)	06/2018	EUR	(255,874)	(902)
Long Gilt	(3)	09/2018	GBP	(492)	(9)
U.S. Treasury 10 Year Ultra Note	(1,964)	09/2018	USD	(251,392)	(3,227)
3 Month Eurodollar	(2,398)	12/2018	USD	(584,153)	286
3 Month Eurodollar	(2,532)	12/2019	USD	(614,991)	2,870

					(6,389)

					(4,195)

Forward foreign currency exchange contracts outstanding as of May 31, 2018 (amounts in thousands):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	30,717	EUR	25,686	Credit Suisse International	6/13/2018	1,141
CHF	27,635	USD	27,734	Credit Suisse International	6/13/2018	324
EUR	7,187	USD	8,336	Deutsche Bank AG	6/13/2018	71
EUR	706	USD	817	Goldman Sachs International	6/13/2018	9
EUR	1,092	USD	1,268	HSBC Bank, NA	6/13/2018	9
EUR	747	USD	864	Merrill Lynch International	6/13/2018	10
USD	7,269	ARS	158,641	Citibank, NA **	6/13/2018	973
USD	64,206	CAD	82,377	HSBC Bank, NA	6/13/2018	662
USD	875	EUR	727	Credit Suisse International	6/13/2018	25
USD	160,823	EUR	133,964	HSBC Bank, NA	6/13/2018	4,115
USD	3,014	EUR	2,510	State Street Corp.	6/13/2018	78
USD	530,382	EUR	446,133	TD Bank Financial Group	6/13/2018	8,505
USD	10,162	EUR	8,588	TD Bank Financial Group	6/13/2018	117
USD	5,511	EUR	4,599	Union Bank of Switzerland AG	6/13/2018	131
USD	29,676	GBP	21,900	State Street Corp.	6/13/2018	552
USD	13,860	HUF	3,624,988	Goldman Sachs International	6/13/2018	603
USD	29,735	NZD	42,244	Australia & New Zealand Banking Group Ltd.	6/13/2018	173
USD	4,877	ZAR	59,777	Barclays Bank plc	6/13/2018	187
USD	11,278	ZAR	142,965	HSBC Bank, NA	6/13/2018	61
IDR	73,676,555	USD	5,179	BNP Paribas **	6/21/2018	104
IDR	64,245,132	USD	4,544	Deutsche Bank AG **	6/21/2018	64
IDR	95,053,766	USD	6,696	Goldman Sachs International **	6/21/2018	121
IDR	15,756,959	USD	72,731	Standard Chartered Bank **	6/21/2018	114
USD	2,268	HUF	617,737	National Australia Bank Ltd.	7/5/2018	5

Total unrealized appreciation						18,154

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	41,645	USD	32,400	TD Bank Financial Group	6/13/2018	(275)
CNH	193,090	USD	30,346	Citibank, NA **	6/13/2018	(239)
CZK	622,420	USD	29,230	Goldman Sachs International	6/13/2018	(1,040)
EUR	1,545	USD	1,818	Barclays Bank plc	6/13/2018	(10)
EUR	13,680	USD	16,133	Citibank, NA	6/13/2018	(131)
EUR	4,385	USD	5,162	Deutsche Bank AG	6/13/2018	(33)
EUR	17,228	USD	20,228	National Australia Bank Ltd.	6/13/2018	(76)
EUR	19,743	USD	23,749	State Street Corp.	6/13/2018	(655)
GBP	1,773	USD	2,415	Australia & New Zealand Banking Group Ltd.	6/13/2018	(57)
RUB	763,587	USD	12,387	Goldman Sachs International**	6/13/2018	(167)
USD	27,793	AUD	36,912	HSBC Bank, NA	6/13/2018	(123)
USD	58,795	CHF	58,351	State Street Corp.	6/13/2018	(451)
USD	41,253	RUB	2,639,476	Citibank, NA **	6/13/2018	(986)
USD	28,732	IDR	406,242,314	Citibank, NA **	6/21/2018	(402)
USD	59,700	IDR	842,490,098	Deutsche Bank AG **	6/21/2018	(719)
USD	72,487	IDR	15,756,959	Standard Chartered Bank **	7/5/2018	(249)

Total unrealized depreciation						(5,613)

Net unrealized appreciation						12,541

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

Abbreviations
ACES		Alternative Credit Enhancement Securities
ARS		Argentine Peso
AUD		Australian Dollar
CAD		Canadian Dollar
CHF		Swiss Franc
CIFC		Commercial Industrial Finance Corp.
CLO		Collateralized Loan Obligations
CMBS		Commercial Mortgage Backed Security
CNH		China Renminbi
CZK		Czech Republic Koruna
DIP		Debtor-in-Possession
EUR		Euro
EURIBOR		Euro Interbank Offered Rate
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GBP		British Pound
GNMA		Government National Mortgage Association
HUF		Hungarian Forint
ICE		Intercontinental Exchange
IDR		Indonesian Rupiah
IF		Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO		Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR		London Interbank Offered Rate
MSCI		Morgan Stanley Capital International
NZD		New Zealand Dollar
OYJ		Public Limited Company
PJSC		Public Joint Stock Company
PO		Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT		Real Estate Investment Trust
REMIC		Real Estate Mortgage Investment Conduit
Re-REMIC		Combined Real Estate Mortgage Investment Conduit
RUB		Russian Ruble
SCA		Limited partnership with share capital
STRIPS		Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD		United States Dollar
ZAR		South African Rand
(a)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

(d)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(e)	—	Security is an interest bearing note with preferred security characteristics.
(f)	—	Defaulted security.
(g)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	—	Amount rounds to less than 0.05% of net assets.
(i)	—	Amount rounds to less than one thousand.
(j)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(k)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(l)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	—	All or a portion of this security is unsettled as of May 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and was in effect as of May 31, 2018
(p)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(q)	—	The rate shown was the current yield as of May 31, 2018.
(r)	—	The rate shown is the effective yield as of May 31, 2018.
*	—	Non-income producing security.
**	—	Non-deliverable forward.
‡	—	Value determined using significant unobservable inputs.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment.An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value.Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.Valuations may be based uponcurrent market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations,are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$75,735	$1,949	$77,684
Italy	—	1	—	1
United States	—	109,983	48,806	158,789

Total Asset-Backed Securities	—	185,719	50,755	236,474

Collateralized Mortgage Obligations
Bermuda	—	—	2,303	2,303
Italy	—	—	140	140
United States	—	70,245	7,539	77,784

Total Collateralized Mortgage Obligations	—	70,245	9,982	80,227

Commercial Mortgage-Backed Securities
Cayman Islands	—	2,522	2,950	5,472
United States	—	105,306	74,379	179,685

Total Commercial Mortgage-Backed Securities	—	107,828	77,329	185,157

Convertible Bonds
China	—	9,676	—	9,676
Netherlands	—	1,911	—	1,911
United Arab Emirates	—	858	—	858
United States	—	81,913	—	81,913

Total Convertible Bonds	—	94,358	—	94,358

Corporate Bonds
Argentina	—	13,856	—	13,856
Australia	—	5,913	—	5,913
Bahrain	—	1,544	—	1,544
Belgium	—	15,462	—	15,462
Brazil	—	36,815	—	36,815
Canada	—	28,335	51	28,386
Chile	—	2,620	—	2,620
China	—	12,768	—	12,768
Colombia	—	2,043	—	2,043
Denmark	—	4,818	—	4,818
Finland	—	1,645	—	1,645
France	—	101,100	—	101,100
Germany	—	55,839	—	55,839
Ghana	—	363	—	363
Greece	—	13,073	—	13,073
Guatemala	—	1,430	—	1,430
Hong Kong	—	6,090	—	6,090
India	—	12,213	—	12,213
Indonesia	—	1,797	—	1,797
Ireland	—	45,728	—	45,728
Israel	—	4,921	—	4,921
Italy	—	57,229	—	57,229
Jamaica	—	1,759	—	1,759
Japan	—	9,253	—	9,253
Jordan	—	889	—	889
Kazakhstan	—	13,872	—	13,872
Kuwait	—	5,445	—	5,445

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Luxembourg	$—	$76,524	$—	$76,524
Mauritius	—	1,405	—	1,405
Mexico	—	30,821	—	30,821
Morocco	—	4,449	—	4,449
Netherlands	—	33,454	—	33,454
Nigeria	—	2,836	—	2,836
Norway	—	263	—	263
Panama	—	709	—	709
Peru	—	5,825	—	5,825
Portugal	—	10,523	—	10,523
Qatar	—	4,215	—	4,215
Saudi Arabia	—	2,395	—	2,395
South Korea	—	6,057	—	6,057
Spain	—	52,197	—	52,197
Sweden	—	13,108	—	13,108
Switzerland	—	30,513	—	30,513
Turkey	—	18,696	—	18,696
United Arab Emirates	—	4,286	—	4,286
United Kingdom	—	121,230	—	121,230
United States	—	763,903	269	764,172

Total Corporate Bonds	—	1,640,229	320	1,640,549

Foreign Government Securities	—	426,581	—	426,581
Private Placements
United States	—	—	15,000	15,000
Preferred Stocks
Bermuda	—	61	—	61
United States	—	—	2	2

Total Preferred Stocks	—	61	2	63

Common Stocks
Colombia	1,798	—	—	1,798
New Zealand	—	—	80	80
United States	1,341	—	34	1,375

Total Common Stocks	3,139	—	114	3,253

Loan Assignments
Canada	—	3,583	—	3,583
France	—	426	—	426
Luxembourg	—	3,879	—	3,879
Netherlands	—	3,384	—	3,384
United Kingdom	—	1,901	—	1,901
United States	—	92,274	57	92,331

Total Loan Assignments	—	105,447	57	105,504

Rights
United States	—	—	3	3
Short-Term Investments
Investment Companies	196,315	—	—	196,315
U.S. Treasury Obligations	—	285	—	285

Total Investments in Securities	$199,454	$2,630,753	$153,562	$2,983,769

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	18,154	—	18,154
Futures Contracts	5,520	—	—	5,520

Total Appreciation in Other Financial Instruments	$5,520	$18,154	$—	$23,674

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(5,613)	—	(5,613)
Futures Contracts	$(9,715)	$—	$—	$(9,715)

Total Depreciation in Other Financial Instruments	$(9,715)	$(5,613)	$—	$(15,328)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities - Cayman Islands	$—		$(5)	$7	$—	(b)	$—		$(284)	$2,231	$—	$1,949
Asset-Backed Securities - Ireland	785		—	— (b)	—		—		(785)	—	—	—
Asset-Backed Securities - United States	21,828		(3)	(61)	4		31,726		(7,317)	2,712	(83)	48,806
Collateralized Mortgage Obligations - Bermuda	—		—	3	—		2,300		—	—	—	2,303
Collateralized Mortgage Obligations - Italy	142		—	(3)	1		—		—	—	—	140
Collateralized Mortgage Obligations - United States	—		1	(18)	—	(b)	7,656		(100)	—	—	7,539
Commercial Mortgage-Backed Securities - Cayman Islands	864		—	1	—		2,085		—	—	—	2,950
Commercial Mortgage-Backed Securities - United States	35,746		119	(3,439)	28		51,266		(15,412)	6,071	—	74,379
Common Stocks - New Zealand	73		—	7	—		—		—	—	—	80
Common Stocks - United States	—	(a)	—	25	—		9		—	—	—	34
Corporate Bonds - Canada	—		—	(320)	3		368		—	—	—	51
Corporate Bonds - United States	959		— (b)	(4)	—	(b)	—	(a)	(6)	—	(680)	269
Loan Assignments - United States	—		—	—	—		57		—	—	—	57
Preferred Stocks - United States	2		—	— (b)	—		—		—	—	—	2
Private Placements - United States	—		—	—	—		15,000		—	—	—	15,000
Rights - United States	7		—	(4)	—		—		—	—	—	3

	$60,406		$112	$(3,806)	$36		$110,467		$(23,904)	$11,014	$(763)	$153,562

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(3,747,000).

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(a)	Market Comparable Companies	EBITDA Multiple (b)	6.5x (6.5x)

Common Stock	—
	2		Market Comparable Companies	EBITDA Multiple (b)	6.5x (6.5x)

				Discount for potential outcome (c)	30.00% (30.00%)
Preferred Stock	2
	44,767		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (13.91%)

				Constant Default Rate	0.00% - 7.29% (0.84%)
				Yield (Discount Rate of Cash Flows)	2.59% - 6.45% (4.14%)
Asset-Backed Securities	44,767
	2,646		Discounted Cash Flow	Constant Prepayment Rate	10.00% - 12.50% (10.32%)

				Constant Default Rate	0.00% - 2.05% (0.27%)
				Yield (Discount Rate of Cash Flows)	4.08% - 5.89% (4.32%)
Collateralized Mortgage Obligations	2,646
	66,488		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(71.65)% - 199.00% (1.72%)

Commercial Mortgage-Backed Securities	66,488
	15,000		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.67% (5.67%)

Private Placements	15,000
	16		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% - 19.67% (9.50%)
	—	(a)	Pending Distibution Amount	Discount for potential outcome (c)	100.00% (100.00%)

Corporate Bonds	16
	57		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.00% (9.00%)

Loan Assignments	57
Total	$128,976

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2018, the value of these securities was approximately $24,586,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasuryfutures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS MAY 31, 2018 (Unaudited) (continued)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 25, 2018